THE GROWTH FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Automobiles* – 2.0%
21,355	Tesla, Inc.	$ 3,699,113

Beverages – 1.0%
10,600	PepsiCo., Inc.	1,812,812

Biotechnology – 2.1%
13,405	AbbVie, Inc.	1,980,589
7,005	Amgen, Inc.	1,768,062

		3,748,651

Capital Markets – 2.0%
3,885	MSCI, Inc.	2,065,111
14,377	Raymond James Financial, Inc.	1,621,294

		3,686,405

Chemicals – 1.8%
15,760	RPM International, Inc.	1,416,982
7,780	The Sherwin-Williams Co.	1,840,670

		3,257,652

Commercial Services & Supplies – 2.8%
25,545	Copart, Inc.*	1,701,553
43,100	Rollins, Inc.	1,568,840
11,625	Waste Management, Inc.	1,798,736

		5,069,129

Communications Equipment* – 1.0%
14,930	Arista Networks, Inc.	1,881,479

Electrical Equipment – 1.0%
6,200	Rockwell Automation, Inc.	1,748,586

Electronic Equipment, Instruments & Components – 2.0%
24,280	Amphenol Corp. Class A	1,936,816
8,635	CDW Corp.	1,692,719

		3,629,535

Equity Real Estate Investment Trusts (REITs) – 2.1%
25,285	Equity LifeStyle Properties, Inc.	1,814,957
6,415	Public Storage	1,952,341

		3,767,298

Food & Staples Retailing – 1.0%
3,360	Costco Wholesale Corp.	1,717,430

Health Care Equipment & Supplies – 2.2%
17,780	Abbott Laboratories	1,965,579
7,825	Stryker Corp.	1,986,063

		3,951,642

Health Care Providers & Services – 2.9%
5,155	McKesson Corp.	1,952,095
6,615	UnitedHealth Group, Inc.	3,302,142

		5,254,237

Hotels, Restaurants & Leisure – 4.3%
14,025	Hilton Worldwide Holdings, Inc.	2,034,887
7,015	McDonald’s Corp.	1,875,811
18,810	Starbucks Corp.	2,052,924
22,745	Wyndham Hotels & Resorts, Inc.	1,762,965

		7,726,587

Household Products – 0.9%
20,155	Church & Dwight Co., Inc.	1,629,733

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 1.0%
9,065	Honeywell International, Inc.	$ 1,889,871

Insurance – 0.9%
12,440	Assurant, Inc.	1,649,420

Interactive Media & Services* – 5.3%
97,865	Alphabet, Inc. Class A	9,672,977

Internet & Direct Marketing Retail – 5.7%
81,290	Amazon.com, Inc.*	8,383,438
37,465	eBay, Inc.	1,854,517

		10,237,955

IT Services – 7.0%
11,290	Broadridge Financial Solutions, Inc.	1,697,564
18,955	Fiserv, Inc.*	2,022,120
8,595	FleetCor Technologies, Inc.*	1,794,722
8,970	Jack Henry & Associates, Inc.	1,615,407
6,840	Mastercard, Inc. Class A	2,534,904
13,275	Visa, Inc. Class A	3,056,038

		12,720,755

Life Sciences Tools & Services – 3.2%
12,525	Agilent Technologies, Inc.	1,904,802
1,305	Mettler-Toledo International, Inc.*	2,000,461
3,425	Thermo Fisher Scientific, Inc.	1,953,380

		5,858,643

Machinery – 1.1%
8,640	Illinois Tool Works, Inc.	2,039,386

Multiline Retail – 1.0%
7,935	Dollar General Corp.	1,853,616

Oil, Gas & Consumable Fuels – 2.2%
11,965	Cheniere Energy, Inc.	1,828,132
8,945	Pioneer Natural Resources Co.	2,060,481

		3,888,613

Personal Products – 1.2%
7,960	The Estee Lauder Cos., Inc. Class A	2,205,557

Pharmaceuticals – 1.2%
12,695	Zoetis, Inc.	2,100,895

Road & Rail – 2.1%
60,725	CSX Corp.	1,877,617
9,060	Union Pacific Corp.	1,849,961

		3,727,578

Semiconductors & Semiconductor Equipment – 3.9%
21,235	Microchip Technology, Inc.	1,648,260
18,035	NVIDIA Corp.	3,523,498
10,975	Texas Instruments, Inc.	1,944,880

		7,116,638

Software – 14.8%
6,670	ANSYS, Inc.*	1,776,621
11,760	Cadence Design Systems, Inc.*	2,150,081
69,560	Microsoft Corp.	17,237,664
70,825	Gen Digital Inc.	1,629,683
12,055	Palo Alto Networks, Inc.*	1,912,405
11,260	Workday, Inc. Class A*	2,042,902

		26,749,356

THE GROWTH FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 2.0%
5,935	The Home Depot, Inc.	$ 1,923,949
7,675	Tractor Supply Co.	1,749,823

		3,673,772

Technology Hardware, Storage & Peripherals – 12.2%
141,145	Apple, Inc.	20,365,812
25,055	NetApp, Inc.	1,659,393

		22,025,205

Textiles, Apparel & Luxury Goods – 1.2%
17,365	Nike, Inc. Class B	2,211,085

TOTAL COMMON STOCKS (Cost $114,347,793)		$172,201,611

Exchange Traded Fund – 3.9%
30,310	iShares Russell 1000 Growth ETF (Cost $6,527,387)	7,034,345

Shares	Dividend Rate	Value

Investment Company – 1.7%
State Street Institutional US Government Money Market Fund - Premier Class
3,013,841	4.183%	3,013,841
(Cost $3,013,841)

TOTAL INVESTMENTS – 100.7% (Cost $123,889,021)		$182,249,797

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(1,286,310)

NET ASSETS – 100.0%		$180,963,487

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE VALUE FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Aerospace & Defense – 1.8%
23,500	General Dynamics Corp.	$ 5,476,910

Air Freight & Logistics – 2.0%
33,000	United Parcel Service, Inc. Class B	6,112,590

Banks – 7.5%
66,000	JPMorgan Chase & Co.	9,237,360
138,000	Truist Financial Corp.	6,815,820
133,000	U.S. Bancorp.	6,623,400

		22,676,580

Beverages – 1.8%
32,000	PepsiCo., Inc.	5,472,640

Biotechnology – 2.1%
25,500	Amgen, Inc.	6,436,200

Capital Markets – 8.4%
41,000	CME Group, Inc.	7,243,060
66,500	Morgan Stanley	6,472,445
66,000	Northern Trust Corp.	6,400,020
47,500	T. Rowe Price Group, Inc.	5,532,325

		25,647,850

Chemicals – 2.0%
68,500	Eastman Chemical Co.	6,039,645

Communications Equipment – 1.9%
120,000	Cisco Systems, Inc.	5,840,400

Containers & Packaging – 1.9%
95,500	Sonoco Products Co.	5,836,005

Diversified Telecommunication Services – 2.0%
300,000	AT&T, Inc.	6,111,000

Electric Utilities – 5.2%
75,000	American Electric Power Co., Inc.	7,047,000
87,000	Duke Energy Corp.	8,913,150

		15,960,150

Electrical Equipment – 3.8%
37,000	Eaton Corp. PLC	6,001,770
61,000	Emerson Electric Co.	5,503,420

		11,505,190

Equity Real Estate Investment Trusts (REITs) – 4.0%
19,500	Public Storage	5,934,630
73,000	WP Carey, Inc.	6,243,690

		12,178,320

Food & Staples Retailing – 1.7%
68,500	SYSCO Corp.	5,306,010

Food Products – 1.8%
85,000	Mondelez International, Inc. Class A	5,562,400

Health Care Equipment & Supplies – 2.1%
75,000	Medtronic PLC	6,276,750

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.6%
56,500	CVS Health Corp.	$ 4,984,430

Hotels, Restaurants & Leisure – 1.9%
21,500	McDonald’s Corp.	5,749,100

Household Durables – 2.1%
40,500	Whirlpool Corp.	6,301,395

Household Products – 1.8%
38,500	The Procter & Gamble Co.	5,481,630

Insurance – 4.3%
97,000	MetLife, Inc.	7,082,940
64,000	Principal Financial Group, Inc.	5,923,200

		13,006,140

IT Services – 3.6%
39,500	International Business Machines Corp.	5,321,835
48,000	Paychex, Inc.	5,561,280

		10,883,115

Machinery – 2.1%
26,500	Illinois Tool Works, Inc.	6,255,060

Media – 4.3%
32,000	Nexstar Media Group, Inc.	6,552,640
180,500	The Interpublic Group of Cos., Inc.	6,581,030

		13,133,670

Oil, Gas & Consumable Fuels – 9.7%
100,500	Chevron Corp.	17,489,010
91,000	ONEOK, Inc.	6,231,680
25,250	Pioneer Natural Resources Co.	5,816,338

		29,537,028

Pharmaceuticals – 8.8%
57,000	Johnson & Johnson	9,314,940
79,000	Merck & Co., Inc.	8,485,390
201,500	Pfizer, Inc.	8,898,240

		26,698,570

Semiconductors & Semiconductor Equipment – 1.9%
33,000	Texas Instruments, Inc.	5,847,930

Specialty Retail – 4.0%
71,000	Best Buy Co., Inc.	6,299,120
18,000	The Home Depot, Inc.	5,835,060

		12,134,180

TOTAL COMMON STOCKS (Cost $235,210,245)		$292,450,888

Exchange Traded Fund – 2.6%
50,000	iShares Russell 1000 Value Index Fund	7,972,500

THE VALUE FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Dividend Rate		Value

Investment Company – 1.2%
$3,556,906	State Street Institutional US Government Money Market Fund - Premier Class	4.183%	$ 3,556,906
(Cost $3,556,906)

TOTAL INVESTMENTS – 99.9% (Cost $246,305,654)			$303,980,294

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			322,746

NET ASSETS – 100.0%			$304,303,040

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

THE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 94.9%
Aerospace & Defense – 1.2%
67,510	Howmet Aerospace, Inc.	$ 2,746,982

Air Freight & Logistics – 1.2%
27,695	CH Robinson Worldwide, Inc.	2,774,208

Biotechnology* – 1.3%
164,930	Exelixis, Inc.	2,906,067

Capital Markets – 3.3%
5,790	FactSet Research Systems, Inc.	2,448,822
9,695	Morningstar, Inc.	2,354,722
5,170	MSCI, Inc.	2,748,165

		7,551,709

Chemicals – 2.2%
20,745	FMC Corp.	2,761,782
25,400	RPM International, Inc.	2,283,714

		5,045,496

Commercial Services & Supplies – 2.3%
19,485	MSA Safety, Inc.	2,657,559
69,115	Rollins, Inc.	2,515,786

		5,173,345

Communications Equipment – 2.3%
19,900	Arista Networks, Inc.*	2,507,798
9,170	Ubiquiti, Inc.	2,679,107

		5,186,905

Construction Materials – 1.1%
7,175	Martin Marietta Materials, Inc.	2,580,417

Distributors – 1.3%
7,890	Pool Corp.	3,042,463

Diversified Financial Services – 1.3%
40,450	Apollo Global Management, Inc.	2,863,051

Electrical Equipment – 1.2%
9,740	Rockwell Automation, Inc.	2,746,972

Electronic Equipment, Instruments & Components – 4.8%
32,290	Amphenol Corp. Class A	2,575,773
13,715	CDW Corp.	2,688,551
14,290	Keysight Technologies, Inc.*	2,562,912
10,055	Zebra Technologies Corp. Class A*	3,179,190

		11,006,426

Entertainment* – 1.3%
25,315	Take-Two Interactive Software, Inc.	2,866,418

Equity Real Estate Investment Trusts (REITs) – 2.4%
39,900	Equity LifeStyle Properties, Inc.	2,864,022
16,790	Extra Space Storage, Inc.	2,649,966

		5,513,988

Food Products – 3.7%
30,730	Lamb Weston Holdings, Inc.	3,069,620
111,320	Pilgrim’s Pride Corp.*	2,702,849
11,200	The Hershey Co.	2,515,520

		8,287,989

Health Care Equipment & Supplies* – 1.2%
35,745	Globus Medical, Inc. Class A	2,698,748

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 2.2%
5,135	Chemed Corp.	$ 2,593,894
7,590	Molina Healthcare, Inc.*	2,366,790

		4,960,684

Hotels, Restaurants & Leisure – 6.1%
1,705	Chipotle Mexican Grill, Inc.*	2,807,078
22,125	Choice Hotels International, Inc.	2,718,941
7,315	Domino’s Pizza, Inc.	2,582,195
19,165	Hilton Worldwide Holdings, Inc.	2,780,650
36,700	Wyndham Hotels & Resorts, Inc.	2,844,617

		13,733,481

Household Durables – 1.4%
52,325	Toll Brothers, Inc.	3,112,814

Household Products – 1.1%
32,285	Church & Dwight Co., Inc.	2,610,565

Insurance – 1.2%
20,300	Assurant, Inc.	2,691,577

Internet & Direct Marketing Retail – 1.3%
60,545	eBay, Inc.	2,996,978

IT Services – 7.0%
18,230	Broadridge Financial Solutions, Inc.	2,741,063
7,520	Gartner, Inc.*	2,542,813
58,240	Genpact Ltd.	2,753,587
34,275	GoDaddy, Inc. Class A*	2,815,005
14,455	Jack Henry & Associates, Inc.	2,603,201
21,465	Paychex, Inc.	2,486,935

		15,942,604

Life Sciences Tools & Services – 8.2%
16,790	Agilent Technologies, Inc.	2,553,423
30,430	Bio-Techne Corp.	2,424,054
39,475	Bruker Corp.	2,767,987
12,210	IQVIA Holdings, Inc.*	2,801,096
1,745	Mettler-Toledo International, Inc.*	2,674,946
7,680	Waters Corp.*	2,523,494
10,505	West Pharmaceutical Services, Inc.	2,790,128

		18,535,128

Machinery – 7.2%
44,170	Donaldson Co., Inc.	2,753,999
38,115	Graco, Inc.	2,604,017
11,105	Nordson Corp.	2,701,846
32,700	Otis Worldwide Corp.	2,688,921
8,870	Parker Hannifin Corp.	2,891,620
23,605	The Toro Co.	2,632,430

		16,272,833

Media – 1.3%
14,690	Nexstar Media Group, Inc.	3,008,071

Oil, Gas & Consumable Fuels – 3.2%
16,020	Cheniere Energy, Inc.	2,447,696
39,530	ONEOK, Inc.	2,707,014
1,035	Texas Pacific Land Corp.	2,065,705

		7,220,415

Professional Services – 2.2%
25,350	Booz Allen Hamilton Holding Corp.	2,399,124
32,280	CoStar Group, Inc.*	2,514,612

		4,913,736

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 2.4%
14,365	JB Hunt Transport Services, Inc.	$ 2,715,703
15,400	Landstar System, Inc.	2,661,582

		5,377,285

Software – 12.0%
10,395	ANSYS, Inc.*	2,768,812
43,445	Black Knight, Inc.*	2,632,333
15,735	Cadence Design Systems, Inc.*	2,876,830
112,935	Dropbox, Inc. Class A*	2,623,480
4,265	Fair Isaac Corp.*	2,840,277
21,465	Manhattan Associates, Inc.*	2,798,177
115,045	Gen Digital Inc.	2,647,186
20,830	PTC, Inc.*	2,809,550
7,825	Synopsys, Inc.*	2,768,094
7,900	Tyler Technologies, Inc.*	2,549,883

		27,314,622

Specialty Retail – 3.7%
18,170	Advance Auto Parts, Inc.	2,766,928
31,485	Best Buy Co., Inc.	2,793,349
12,355	Tractor Supply Co.	2,816,816

		8,377,093

Technology Hardware, Storage & Peripherals – 1.2%
40,780	NetApp, Inc.	2,700,859

Textiles, Apparel & Luxury Goods* – 1.1%
8,110	Lululemon Athletica, Inc.	2,488,797

TOTAL COMMON STOCKS (Cost $165,709,175)		$215,248,726

Exchange Traded Fund – 3.5%
86,990	iShares Russell Midcap Growth Index Fund (Cost $6,527,387)	7,906,521

Investment Company – 1.5%
State Street Institutional US Government Money Market Fund - Premier Class
3,463,192	4.183%	3,463,192
(Cost $3,463,192)

TOTAL INVESTMENTS – 99.9% (Cost $176,378,797)		$226,618,439

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		192,180

NET ASSETS – 100.0%		$226,810,619

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE BOND FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 46.7%
Aerospace/Defense(a) – 0.5%
The Boeing Co.
$ 5,000,000	5.805%		05/01/50	$ 5,065,913

Auto Manufacturers – 2.6%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	3,861,046
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,946,606
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,380,762
General Motors Co.(a)
3,450,000	6.600		04/01/36	3,596,840
General Motors Financial Co., Inc.(a)
2,000,000	2.400		04/10/28	1,738,851
1,615,000	3.100		01/12/32	1,336,337
Mercedes-Benz Finance North America LLC(b)
1,485,000	0.750		03/01/24	1,418,786
2,000,000	5.375		11/26/25	2,030,054
PACCAR Financial Corp.
5,000,000	2.150		08/15/24	4,803,891
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	3,963,842

				27,077,015

Banks – 8.3%
Bank of America Corp.
3,000,000	4.450		03/03/26	2,969,565
(3M USD LIBOR + 1.040%)
6,749,000	3.419	(a)(c)	12/20/28	6,301,165
Citigroup, Inc.
1,000,000	5.500		09/13/25	1,013,217
3,500,000	4.450		09/29/27	3,428,291
(SOFR + 2.086%)
4,400,000	4.910	(a)(c)	05/24/33	4,333,590
(SOFR + 1.379%)
2,000,000	2.904	(a)(c)	11/03/42	1,491,580
HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,498,785
Huntington Bancshares, Inc.(a)(c) (SOFR + 2.050%)
4,000,000	5.023		05/17/33	3,934,470
JPMorgan Chase & Co.
(3M USD LIBOR + 1.000%)
150,000	5.822	(c)	04/26/23	149,863
(SOFR + 0.885%)
1,500,000	5.208	(a)(c)	04/22/27	1,477,410
(SOFR + 1.560%)
1,000,000	4.323	(a)(c)	04/26/28	976,768
(3M USD LIBOR + 1.330%)
2,000,000	4.452	(a)(c)	12/05/29	1,946,657
(3M USD LIBOR + 1.160%)
1,650,000	3.702	(a)(c)	05/06/30	1,531,864
2,520,000	5.600		07/15/41	2,697,512
KeyBank NA
3,000,000	3.400		05/20/26	2,846,841
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	2,930,070

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley(a)(c) (SOFR + 1.200%)
$ 2,900,000	2.511%		10/20/32	$ 2,388,714
Northern Trust Corp.(a)
5,438,000	3.150		05/03/29	5,064,773
PNC Bank NA
3,830,000	4.050		07/26/28	3,695,990
The PNC Financial Services Group, Inc.(a)(c) (3M USD LIBOR + 3.678%)
2,500,000	8.492		07/29/49	2,506,249
Truist Financial Corp.
3,500,000	2.500	(a)	08/01/24	3,384,347
2,265,000	1.125	(a)	08/03/27	1,966,137
(SOFR + 2.300%)
1,900,000	6.123	(a)(c)	10/28/33	2,061,757
(SOFR + 1.852%)
1,000,000	5.122	(a)	01/26/34	1,010,031
U.S. Bancorp(a) (SOFR + 1.600%)
7,000,000	4.839		02/01/34	6,952,950
UBS Group AG
(1 year CMT + 0.850%)
2,000,000	1.494	(a)(b)(c)	08/10/27	1,758,811
(1 year CMT + 1.750%)
2,500,000	4.751	(a)(b)(c)	05/12/28	2,453,885
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,454,249
1,500,000	4.650		11/04/44	1,377,576
5,000,000	4.750		12/07/46	4,598,702
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,035,221

				85,237,040

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	940,328
6,000,000	4.439		10/06/48	5,503,922
PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,193,992

				8,638,242

Biotechnology(a) – 0.2%
Amgen, Inc.
3,175,000	2.770		09/01/53	2,042,700

Chemicals(a) – 0.3%
Linde, Inc.
2,000,000	3.200		01/30/26	1,952,243
The Sherwin-Williams Co.
1,075,000	2.200		03/15/32	881,127

				2,833,370

Commercial Services – 1.5%
Emory University(a)
2,000,000	1.566		09/01/25	1,843,638
Equifax, Inc.(a)
2,000,000	5.100		12/15/27	2,026,955

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Henry J. Kaiser Family Foundation
$ 6,250,000	3.356%	12/01/25	$ 5,928,151
Northwestern University
1,000,000	4.643	12/01/44	998,732
The Corp. of Gonzaga University
3,500,000	4.158	04/01/46	2,926,423
Thomas Jefferson University
1,375,000	2.368	11/01/25	1,273,854

			14,997,753

Computers(a) – 0.3%
CGI, Inc.
4,000,000	2.300	09/14/31	3,137,597

Computers & Peripherals(a) – 0.4%
Amazon.com, Inc.
2,000,000	4.700	12/01/32	2,044,697
Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,152,304

			4,197,001

Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	3,192,251

Diversified Financial Services – 1.9%
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	963,160
Aviation Capital Group LLC(a)(b)
5,500,000	1.950	09/20/26	4,769,229
Blackstone Secured Lending Fund(a)
4,200,000	3.625	01/15/26	3,912,213
Brookfield Finance, Inc.(a)
3,100,000	4.700	09/20/47	2,690,742
Capital One Financial Corp.(a)(c) (SOFR + 2.370%)
3,000,000	5.268	05/10/33	2,929,475
CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	976,243
The Charles Schwab Corp.(a)
1,225,000	2.750	10/01/29	1,095,814
2,500,000	1.950	12/01/31	2,041,278

			19,378,154

Electrical Equipment – 3.6%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,397,086
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	2,848,007
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,094,852
Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	2,911,210

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Gulf Power Co.(a)
$ 1,250,000	4.550%	10/01/44	$ 1,160,140
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,672,026
National Grid USA
3,375,000	8.000	11/15/30	3,808,236
Nevada Power Co.(a)
1,250,000	3.125	08/01/50	901,852
Ohio Power Co.
2,870,000	5.850	10/01/35	2,965,377
Pacific Gas and Electric Co.(a)
1,000,000	4.550	07/01/30	930,340
1,000,000	4.950	07/01/50	830,094
PacifiCorp
1,900,000	6.100	08/01/36	2,066,672
PG&E Wildfire Recovery Funding LLC
1,149,257	3.594	06/01/30	1,104,774
PPL Electric Utilities Corp.(a)
2,225,000	4.750	07/15/43	2,137,439
Public Service Enterprise Group, Inc.(a)
5,500,000	8.625	04/15/31	6,589,605
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,029,537
Wisconsin Power and Light Co.(a)
1,000,000	1.950	09/16/31	809,682
Wisconsin Public Service Corp.(a)
3,000,000	3.300	09/01/49	2,257,760

			37,514,689

Energy Minerals(a) – 0.4%
HF Sinclair Corp.
3,850,000	5.875	04/01/26	3,874,886

Entertainment(a)(b) – 0.1%
Warnermedia Holdings, Inc.
1,000,000	3.755	03/15/27	935,758

Food(a)(b) – 0.7%
Nestle Holdings, Inc.
6,700,000	4.300	10/01/32	6,785,150

Gas(a) – 0.7%
Atmos Energy Corp.
1,400,000	4.125	03/15/49	1,217,865
Boston Gas Co.(b)
2,900,000	3.001	08/01/29	2,577,745
Northwest Natural Gas Co.
4,650,000	3.869	06/15/49	3,600,054

			7,395,664

Healthcare-Products(a) – 0.2%
Baxter International, Inc.
3,000,000	2.539	02/01/32	2,448,210

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – 2.5%
Adventist Health System(a)
$ 7,000,000	2.952%		03/01/29	$ 6,140,918
Ascension Health
3,000,000	2.532	(a)	11/15/29	2,629,601
1,500,000	3.945		11/15/46	1,316,590
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,258,237
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,161,353
Mayo Clinic
2,600,000	3.774		11/15/43	2,256,544
SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	2,989,103
4,990,000	3.823		06/01/27	4,818,297

				25,570,643

Insurance – 6.4%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	4,096,595
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,520,500
Assured Guaranty US Holdings, Inc.(a)
4,715,000	3.150		06/15/31	4,087,238
AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	2,789,971
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	3,924,252
Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,652,248
5,000,000	1.750		11/15/30	3,986,116
Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,291,681
Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,552,829
Loews Corp.
3,000,000	6.000		02/01/35	3,236,351
MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	5,947,859
MetLife, Inc.(a)
2,055,000	10.750		08/01/39	2,825,830
New York Life Global Funding(b)
7,500,000	4.550		01/28/33	7,500,193
Principal Life Global Funding II(b)
1,340,000	0.500		01/08/24	1,285,453
Reinsurance Group of America, Inc.
2,500,000	3.150	(a)	06/15/30	2,201,292
(3M USD LIBOR + 2.665%)
2,000,000	7.434	(a)(c)	12/15/65	1,763,267
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,598,692
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,681,845
The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	2,938,340

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
The Travelers Cos., Inc.(a)
$ 2,000,000	4.100%		03/04/49	$ 1,744,546
Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,633,305

				66,258,403

Machinery-Diversified – 0.7%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	4,013,125
Rockwell Automation, Inc.(a)
3,000,000	3.500		03/01/29	2,862,569

				6,875,694

Media – 0.5%
Comcast Corp.
1,250,000	6.400		05/15/38	1,417,066
1,500,000	2.800	(a)	01/15/51	1,030,681
ViacomCBS, Inc.
2,500,000	7.875		09/01/23	2,537,465

				4,985,212

Miscellaneous Manufacturing(a)(c) – 0.4%
General Electric Co. (3M USD LIBOR + 3.330%)
3,748,000	8.099		12/29/49	3,735,819

Oil-Field Services – 2.1%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,475,664
BP Capital Markets America, Inc.(a)
4,000,000	3.543		04/06/27	3,875,077
Equinor ASA
1,795,000	6.800		01/15/28	1,956,786
Phillips 66(a)
3,000,000	4.650		11/15/34	2,949,885
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,686,900
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,195,042
Tosco Corp.
2,095,000	8.125		02/15/30	2,502,263

				21,641,617

Paper and Forest Products – 1.0%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,109,299
5,000,000	2.100	(a)	04/30/27	4,548,889
International Paper Co.
2,925,000	8.700		06/15/38	3,841,269

				10,499,457

Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,197,730

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Pass-Through Trust(b)
$ 2,152,164	7.507%		01/10/32	$ 2,322,530
Johnson & Johnson
4,970,000	5.950		08/15/37	5,754,576
Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,667,977
2,900,000	7.200		03/15/39	3,701,255

				16,644,068

Pipelines – 2.0%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,873,256
Energy Transfer LP(a)
3,000,000	4.900		03/15/35	2,816,698
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,267,956
Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	2,077,201
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	730,269
1,450,000	7.625		04/01/37	1,641,553
TransCanada PipeLines Ltd.(a)
1,000,000	4.875		01/15/26	1,004,267
Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,194,000

				20,605,200

Real Estate(a) – 3.3%
AvalonBay Communities, Inc.
1,500,000	1.900		12/01/28	1,289,436
ERP Operating LP
1,505,000	2.850		11/01/26	1,412,180
Healthcare Realty Holding LP
1,075,000	2.050		03/15/31	817,509
Kimco Realty Corp.
1,000,000	3.850		06/01/25	966,343
Mid-America Apartments LP
1,900,000	1.100		09/15/26	1,676,385
National Retail Properties, Inc.
1,000,000	3.900		06/15/24	983,287
Office Properties Income Trust
4,000,000	4.250		05/15/24	3,880,837
Omega Healthcare Investors, Inc.
4,500,000	4.750		01/15/28	4,312,689
Physicians Realty LP
1,325,000	2.625		11/01/31	1,084,844
Piedmont Operating Partnership LP
1,290,000	3.400		06/01/23	1,281,979
Realty Income Corp.
2,400,000	0.750		03/15/26	2,120,296
2,400,000	3.950		08/15/27	2,337,938
SBA Tower Trust(b)
1,575,000	2.836		01/15/25	1,488,304

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – (continued)
Scentre Group Trust 1/Scentre Group Trust 2(b)
$ 4,000,000	3.750%		03/23/27	$ 3,772,789
Simon Property Group LP
2,815,000	3.750		02/01/24	2,780,399
Sun Communities Operating LP
1,000,000	2.700		07/15/31	821,297
Ventas Realty LP
2,910,000	3.500		02/01/25	2,818,322

				33,844,834

Semiconductors(a) – 0.6%
Broadcom, Inc.(b)
1,000,000	1.950		02/15/28	866,505
3,500,000	3.469		04/15/34	2,895,317
Texas Instruments, Inc.
2,925,000	3.875		03/15/39	2,716,988

				6,478,810

Software(a) – 0.5%
Fidelity National Information Services, Inc.
2,500,000	1.150		03/01/26	2,227,158
Salesforce, Inc.
2,850,000	1.950		07/15/31	2,361,069
1,000,000	2.900		07/15/51	709,452

				5,297,679

Telecommunications – 1.0%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,121,670
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
1,125,000	4.738		03/20/25	1,115,749
Verizon Communications, Inc.
4,748,000	4.329		09/21/28	4,674,041

				9,911,460

Transportation – 1.1%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,231,096
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,351,659
1,310,000	2.450	(a)	05/01/50	884,421
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,067,346
2,500,000	6.125	(a)(e)	09/15/15	2,724,757
Kansas City Southern(a)
1,000,000	4.950		08/15/45	957,991
1,500,000	4.700		05/01/48	1,395,898
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	469,595

				11,082,763

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	2,056,101

TOTAL CORPORATE OBLIGATIONS (Cost $530,438,739)				$ 480,239,153

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 17.3%
Automotive(b) – 2.8%
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
$ 726,667	2.970%	03/20/24	$ 725,099
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700	09/20/24	4,115,382
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360	03/20/26	10,492,145
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	1,899,463
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	3,678,452
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,845,556
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,473,008

			28,229,105

Credit Card(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370	04/15/27	1,843,836

Home Equity – 0.3%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
376,642	5.144	01/25/35	370,853
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(f)
54,758	3.865	05/25/34	54,118
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
113,521	4.250	09/25/33	106,010
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD LIBOR + 0.675%)
1,460,043	5.181	12/25/34	1,374,493
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
345,999	5.140	11/25/35	341,592
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
696,512	7.490	07/25/29	648,023

			2,895,089

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Manufactured Housing – 0.0%
Mid-State Trust Series 2011, Class A1
$ 89,840	4.864%	07/15/38	$ 87,056

Other – 13.5%
Affirm Asset Securitization Trust Series 22-A, Class 1A(b)
1,000,000	4.300	05/17/27	964,354
AFN LLC Series 2019-1A, Class A1(b)
4,858,272	3.780	05/20/49	4,606,949
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,167,707
Beacon Container Finance LLC Series 2021-1A, Class A(b)
2,625,000	2.250	10/22/46	2,296,835
BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	858,043
CAL Funding IV Ltd. Series 2020-1A, Class A(b)
4,810,000	2.220	09/25/45	4,289,002
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(f)
636,069	5.907	06/25/32	590,991
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD LIBOR + 0.460%)
3,188,570	4.966	12/25/33	3,013,017
CLI Funding LLC Series 2018-1A, Class A1(b)
3,190,133	2.720	01/18/47	2,815,738
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,146,906	2.090	07/20/51	2,693,640
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M USD LIBOR + 0.400%)
365,970	4.906	02/25/37	334,412
DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,960,000	2.493	11/20/51	3,392,302
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,426,543
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,175,000	4.118	07/25/47	5,878,118
DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2(b)
2,715,625	2.791	10/20/51	2,242,066
FCI Funding LLC Series 2021-1A, Class A(b)
715,845	1.130	04/15/33	703,076
GBX Leasing Series 2022-1, Class A(b)
1,628,215	2.870	02/20/52	1,411,661
Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
3,949,376	2.260	11/19/40	3,574,138
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD LIBOR + 2.250%)
982,891	6.639	08/25/44	966,766

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Home Partners of America Trust Series 2019-1, Class A(b)
$ 6,277,412	2.908%	09/17/39	$ 5,754,626
Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
3,940,000	3.445	02/26/52	3,519,082
Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,714,826
LFS LLC Series 2021-A, Class A(b)
641,796	2.460	04/15/33	613,032
LFS LLC Series 2021-B, Class A(b)
1,814,292	2.400	12/15/33	1,682,139
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
128,343	5.126	08/25/33	122,769
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
1,991,828	2.980	01/15/45	1,923,258
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,861,135	4.060	01/15/45	4,555,869
NP SPE II LLC Series 2016-1A, Class A1(b)
1,330,880	4.164	04/20/46	1,280,406
OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,383,722
PACEWell 5 Trust Series 2021-1, Class A(b)
2,707,460	2.628	10/10/59	2,236,727
PEAR Series 2020-1, Class A(b)
1,688,281	3.750	12/15/32	1,655,691
Progress Residential Trust Series 2020-SFR2, Class A(b)
998,766	2.078	06/17/37	934,234
Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,635,380
ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,920,000	2.841	01/30/51	3,280,519
SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
1,965,000	2.394	04/25/51	1,609,856
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
364,955	0.990	11/20/37	340,003
STAR Trust Series 2021-SFR1, Class A(b)(c) (1M USD LIBOR + 0.600%)
3,318,137	5.055	04/17/38	3,244,159
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
5,720,090	3.242	01/01/31	5,397,752
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD LIBOR + 1.125%)
133,792	5.631	06/25/33	132,629
Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,905,750	1.946	08/25/51	1,664,116
Thrust Engine Leasing 2021 DAC Series 2021-1A, Class A(b)
4,716,032	4.163	07/15/40	3,516,192
Tif Funding II LLC Series 2020-1A, Class A(b)
1,866,833	2.090	08/20/45	1,650,556

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
$ 1,850,000	3.000%	07/25/57	$ 1,747,146
Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,157,782
Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	8,909,626
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,218,886	3.820	04/17/49	3,966,889
Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,761,025
Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
5,010,417	2.110	09/20/45	4,405,373
Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
422,083	1.860	03/20/46	364,603
TVEST 2021A LLC Series 2021-A(b)
1,451,024	2.350	09/15/33	1,399,687
Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,397,377
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,730,000	3.783	06/15/49	2,580,055
Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,231,250	2.370	06/15/51	1,042,077

			138,804,541

Student Loan – 0.5%
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
45,804	2.850	05/27/42	45,707
Massachusetts Educational Financing Authority Series 2018-A, Class A
1,363,359	3.850	05/25/33	1,325,456
Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
489,661	2.650	12/15/28	485,397
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
52,208	3.190	02/18/42	51,842
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
1,925,484	3.590	01/25/48	1,864,029
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD LIBOR + 1.500%)
1,127,814	6.006	01/25/36	1,128,488

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD LIBOR + 0.600%)
$ 564,615	5.106%	01/25/46	$ 561,468

			5,462,387

TOTAL ASSET-BACKED SECURITIES (Cost $194,267,660)			$ 177,322,014

Mortgage-Backed Obligations – 13.7%
Collateralized Mortgage Obligations – 12.7%
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
169,787	3.500%	03/25/46	153,741
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,054
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(g)
3,352,538	2.500	06/25/51	2,795,179
Bayview MSR Opportunity Master Fund Trust Series 2021-INV2-6, Class A1(b)(c)(g)
9,208,068	3.000	10/25/51	7,971,811
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
786,321	3.626	11/25/35	573,588
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(f)
164,642	5.750	01/25/34	139,260
CAFL Issuer LLC Series 2022-RTL1, Class A1(f)
2,000,000	4.250	05/28/29	1,875,484
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
345,509	6.750	08/25/34	326,585
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
18,602	4.189	04/25/37	17,999
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
11,417	5.250	09/25/19	11,085
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,793	6.500	08/25/32	2,773
Countrywide Home Loans Trust Series 2005-27, Class 2A1
333,306	5.500	12/25/35	149,210
Countrywide Home Loans Trust Series 2005-6, Class 2A1
58,779	5.500	04/25/35	46,268
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD LIBOR + 0.540%)
437,521	5.046	03/25/35	383,190
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
101,753	5.250	07/25/33	96,931

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
$ 3,270,872	2.500%	07/25/28	$ 3,012,916
CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
393,781	3.500	10/25/47	357,119
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
501,980	3.000	06/25/43	455,933
FHLMC REMIC Series 1579, Class PM
2,233	6.700	09/15/23	2,231
FHLMC REMIC Series 2103, Class TE
17,234	6.000	12/15/28	17,711
FHLMC REMIC Series 2110, Class PG
86,757	6.000	01/15/29	88,567
FHLMC REMIC Series 2391, Class Z
262,217	6.000	12/15/31	269,814
FHLMC REMIC Series 2603, Class C
2,202	5.500	04/15/23	2,194
FHLMC REMIC Series 4088, Class EP
70,178	2.750	09/15/41	69,364
FHLMC REMIC Series 4272, Class DG
174,892	3.000	04/15/43	168,759
FHLMC REMIC Series 4370, Class PA
75,119	3.500	09/15/41	73,676
FHLMC REMIC Series 4792, Class AC
161,404	3.500	05/15/48	151,082
FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	5,109,110
FHLMC REMIC Series 5081, Class QA
661,983	2.000	12/25/50	559,333
FHLMC REMIC Series 5139, Class EC
4,250,000	2.500	09/25/51	3,308,146
Finance of America Structured Securities Trust
1,493,676	2.500	01/25/57	1,357,040
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(g)
593,004	5.500	05/25/35	402,255
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
127,848	3.500	04/25/48	125,325
Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
1,006,021	3.500	10/25/49	917,640
Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(g)
3,480,167	2.500	09/25/51	2,901,590
FNMA REMIC Series 2001-45, Class WG
28,167	6.500	09/25/31	28,793
FNMA REMIC Series 2003-117, Class KB
1,199,290	6.000	12/25/33	1,254,137
FNMA REMIC Series 2003-14, Class AP
6,656	4.000	03/25/33	6,546
FNMA REMIC Series 2004-53, Class NC
8,853	5.500	07/25/24	8,814
FNMA REMIC Series 2014-80, Class KA
883,533	2.000	03/25/44	700,708
FNMA REMIC Series 2015-2, Class PA
1,123,148	2.250	03/25/44	1,046,291

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2015-30, Class JA
$ 927,078	2.000%	05/25/45	$ 820,594
FNMA REMIC Series 2016-16, Class PD
451,882	3.000	12/25/44	434,182
FNMA Series 2003-W6, Class 3A
50,889	6.500	09/25/42	52,492
GCAT Trust Series 2022-HX1, Class A1(b)(c)(g)
6,320,063	2.885	12/27/66	5,742,559
GNMA REMIC Series 17-H23, Class MA
1,284,806	3.000	11/20/67	1,227,905
GNMA REMIC Series 2015-167, Class KM
88,451	3.000	12/20/43	83,757
GNMA REMIC Series 2015-94, Class AT
477,571	2.250	07/16/45	434,141
GNMA REMIC Series 2016-129, Class W
171,054	2.500	07/20/46	150,429
GNMA REMIC Series 2018-37, Class KT
509,475	3.500	03/20/48	479,665
GNMA REMIC Series 2021-116, Class LG
9,032,760	2.000	06/20/51	7,984,649
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(g)
7,152,117	2.500	04/25/52	5,963,078
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(g)
10,231,955	2.500	04/25/52	8,530,893
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1M USD LIBOR + 0.340%)
237,538	4.846	12/25/34	214,905
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
52,570	3.028	06/25/34	50,341
Impac CMB Trust Series 2003-2F, Class A(f)
88,003	5.730	01/25/33	86,483
Impac CMB Trust Series 2004-4, Class 1A1(c) (1M USD LIBOR + 0.640%)
127,611	5.146	09/25/34	124,968
Impac CMB Trust Series 2004-4, Class 2A2(f)
1,075,220	5.342	09/25/34	1,098,357
Impac Secured Assets Corp. Series 2004-2, Class A6(f)
5	4.812	08/25/34	5
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)(g)
3,163,944	2.493	02/25/67	2,845,132
J.P. Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(g)
10,763,737	2.500	05/25/52	8,974,266
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
741,224	6.000	03/25/36	416,251
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
105,853	3.464	04/25/37	86,664
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
465,977	3.353	07/25/43	429,295
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
492,003	3.000	06/25/29	459,341

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
$ 1,081,198	3.500%	08/25/47	$ 993,291
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
117,055	3.500	11/25/48	108,302
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
516,000	3.500	12/25/48	476,229
JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(g)
2,654,758	2.500	12/25/51	2,220,041
JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(g)
4,000,789	2.500	11/25/51	3,539,874
Kiavi Issuer Trust Series 2022 SR1, Class A1A(b)(f)
5,500,000	6.000	09/25/25	5,280,000
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
198,233	3.559	07/25/33	189,523
Master Alternative Loans Trust Series 2004-4, Class 1A1
38,270	5.500	05/25/34	36,761
Master Alternative Loans Trust Series 2004-4, Class 8A1
361,295	6.500	05/25/34	349,025
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
73,803	3.951	03/25/33	65,396
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
332,079	5.102	11/25/35	205,950
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
479,199	6.000	08/25/37	200,524
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
2,269,988	4.000	08/27/57	2,152,031
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(g)
4,430,613	2.500	06/25/51	3,694,024
OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
143,417	4.000	05/27/49	136,575
Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(g)
4,172,749	2.500	06/25/51	3,673,651
Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(g)
4,364,313	2.500	07/25/51	3,861,518
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
173,311	4.053	11/25/21	103,784
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
3,151	5.622	07/25/35	3,111
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD LIBOR + 0.500%)
101,364	5.006	07/25/35	73,980
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
48,786	5.500	11/25/35	38,967

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
$ 1,923,691	3.000%	07/25/56	$ 1,817,810
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,180,301
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD LIBOR + 0.620%)
154,620	5.106	11/20/34	137,493
Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
483,481	1.874	02/25/43	410,441
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
1,073,970	2.500	05/25/43	939,802
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
515,103	3.000	11/25/30	475,833
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
549,441	3.500	11/25/46	496,433
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
466,633	3.500	08/25/47	427,289
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
1,126,233	3.500	09/25/47	1,023,268
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
388,267	3.500	02/25/48	351,743
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
605,103	3.500	10/25/47	547,423
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
117,086	3.901	10/25/34	109,183
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
28,254	4.162	04/25/34	28,000
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
114,542	4.243	10/25/33	110,194
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
77,184	3.986	11/25/33	75,319
Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
65,572	4.112	11/25/33	59,936
UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(g)
11,034,432	2.500	12/25/51	9,102,855
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(g)
308,810	2.500	06/25/51	257,471
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
1,063,621	3.500	08/20/45	961,513
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
747,956	3.500	01/20/46	678,272

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,002,512)			$ 130,227,740

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 0.4%
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 775,620	3.147%		02/10/47	$ 768,416
GNMA REMIC Series 2013-68, Class B(c)(g)
653,279	2.500		08/16/43	625,175
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
838,032	2.579		03/10/49	836,583
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
1,954,843	2.739		04/15/48	1,950,183

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $4,251,721)				$ 4,180,357

Federal Agencies – 0.6%
FHLMC
39,932	7.000		05/01/26	40,152
9,062	7.500		12/01/30	9,662
16,576	7.500		01/01/31	17,408
30,384	7.000		08/01/31	31,914
392,919	5.000		05/01/33	403,006
(1 Year CMT + 2.229%)
39,963	3.214	(c)	05/01/34	40,519
(12M USD LIBOR + 1.841%)
66,534	4.090	(c)	01/01/36	65,176
508,108	4.000		06/01/42	504,108
394,445	3.000		06/01/45	361,188
(12M USD LIBOR + 1.600%)
779,121	2.716	(c)	07/01/45	751,378
FNMA
355,582	2.500		05/01/28	338,581
(6M USD LIBOR + 1.413%)
13,023	2.663	(c)	02/01/33	12,708
(12M USD LIBOR + 1.760%)
31,447	2.291	(c)	02/01/35	30,941
(12M USD LIBOR + 1.597%)
93,010	5.862	(c)	12/01/45	95,403
125,441	4.500		01/01/48	122,097
870,422	2.500		06/01/51	744,875
GNMA
4,834	7.500		08/20/25	4,867
22,476	7.500		07/20/26	22,836
9,353	6.500		04/15/31	9,698
58,759	6.500		05/15/31	60,928
733,436	2.500		06/20/31	690,656
17,842	5.000		02/20/49	17,789
UMBS
2,861	6.500		03/01/26	2,963
7,634	6.500		10/01/28	7,907
8,170	7.500		09/01/29	8,149
19,922	7.000		03/01/31	19,946
1,829	7.500		03/01/31	1,866
6,401	7.000		11/01/31	6,377
21,171	7.000		01/01/32	21,122
32,190	6.000		12/01/32	33,060
930,310	3.500		08/01/35	911,245

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS (continued)
$ 591,668	5.000%	08/01/48	$ 609,683

			5,998,208

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $160,696,218)			$ 140,406,305

U.S. Treasury Obligations – 10.2%
United States Treasury Bonds
12,000,000	1.750	08/15/41	8,706,563
3,000,000	3.125	08/15/44	2,690,859
2,125,000	2.500	02/15/45	1,705,063
5,000,000	2.500	02/15/46	3,990,039
38,000,000	2.750	11/15/47	31,683,984
6,000,000	3.000	02/15/48	5,244,609
7,000,000	2.250	08/15/49	5,257,930
United States Treasury Inflation Indexed Bond
9,223,060	0.750	02/15/42	8,028,926
United States Treasury Inflation Indexed Note
6,162,500	0.375	01/15/27	5,881,456
United States Treasury Notes
10,000,000	2.125	03/31/24	9,709,375
6,000,000	2.875	05/31/25	5,836,875
5,000,000	1.500	08/15/26	4,619,141
2,000,000	2.250	02/15/27	1,890,000
6,380,000	0.625	05/15/30	5,207,426
5,000,000	1.375	11/15/31	4,204,102

TOTAL U.S. TREASURY OBLIGATIONS (Cost $113,716,453)			$104,656,348

Municipal Bond Obligations – 10.0%
California – 1.7%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
5,000,000	0.000%	08/01/38	2,820,247
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,779,304
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,248,444
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,501,612
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	3,531,515

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
$ 3,750,000	2.414%	08/01/27	$ 3,466,001

			17,347,123

Colorado – 0.1%
County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800	06/01/23	719,843

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,462,468

Florida(a) – 0.3%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,552,366
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,236,409

			2,788,775

Hawaii(a) – 0.3%
State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,888,729

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,111,131
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,468,822

			5,579,953

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,469,292
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,061,653
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,019,455

			4,550,400

Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	794,923

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – 1.1%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
$ 4,500,000	2.685%	06/01/31	$ 3,716,841
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,502,714
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,859,266

			11,078,821

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,826,995

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,717,587
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,898,299

			3,615,886

Mississippi(a) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,457,124
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,534,285

			3,991,409

Missouri(a) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,848,350
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,800,445

			5,648,795

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,494,370

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,695,972

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – 0.7%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
$ 2,700,000	3.229%	03/15/30	$ 2,530,211
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,562,435
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,891,783

			6,984,429

Ohio – 0.7%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,332,214
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,094,290
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,586,226

			7,012,730

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	489,985
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,238,754

			1,728,739

Pennsylvania(a) – 0.5%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,509,496
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,259,561

			4,769,057

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,878,180

Texas – 0.7%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,125,209

THE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
$ 5,000,000	2.130%	03/01/26	$ 4,681,560

			6,806,769

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,883,919

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $108,835,724)			$ 102,548,285

Agency Debenture(a) – 0.6%
FNMA
6,400,000	0.420%	11/18/24	5,952,012
(Cost $6,400,000)

Shares	Description	Distribution Rate	Value

Investment Company – 1.5%
15,706,330	State Street Institutional US Government Money Market Fund - Premier Class	4.183%	$ 15,706,330
(Cost $15,706,330)

TOTAL INVESTMENTS – 100.0% (Cost $1,130,061,124)			$1,026,830,447

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			22,815

NET ASSETS – 100.0%			$1,026,853,262

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2023

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2023. Maturity date disclosed is the ultimate maturity.

(g)	Rate shown is that which is in effect on January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 56.2%
Collateralized Mortgage Obligations – 43.9%
Banc of America Funding Corp. Series 2004-A, Class 1A3
$ 1,434	4.496	%(a)	09/20/34	$ 1,327
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1
51,425	3.796	(a)	11/25/33	45,927
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(b)
386,960	1.747	(a)(c)	09/25/51	341,005
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1
14,361	4.320	(a)	11/25/34	13,039
BINOM Securitization Trust Series 2021-INV1, Class A1(b)
450,034	2.034	(a)(c)	06/25/56	401,770
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(b)
222,144	0.941	(a)(c)	02/25/49	196,732
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(b)
299,837	0.970	(a)(c)	03/25/60	283,365
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(b)
155,712	1.724	(a)(c)	02/25/55	148,795
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1
14,333	3.542	(a)	09/25/34	12,716
Credit Suisse Mortgage Capital Certificates Series 2021-NQM5, Class A1(b)
355,269	0.938	(a)(c)	05/25/66	286,031
Fannie Mae Grantor Trust Series 2011-T2, Class A1
447,649	2.500		08/25/51	415,558
FHLMC REMIC PAC Series 2022, Class PE
3,726	6.500		01/15/28	3,808
FHLMC REMIC PAC Series 2109, Class PE
11,633	6.000		12/15/28	11,924
FHLMC REMIC PAC Series 23, Class PK
3,275	6.000		11/25/23	3,269
FHLMC REMIC Series 3753, Class AS
209,671	3.500		11/15/25	205,690
FHLMC REMIC Series 3816, Class HA
524,109	3.500		11/15/25	514,144
FHLMC REMIC Series 4561, Class BA
291,903	3.500		09/15/42	285,957
FHLMC REMIC Series 4690, Class VK
219,510	3.500		09/15/28	217,284
FHLMC REMIC Series 5065, Class A
483,410	2.000		09/25/30	474,307
FHLMC REMIC Series 5131, Class MA
660,190	1.500		04/25/49	571,235
FHLMC REMIC Series 5140, Class H
883,792	2.000		08/25/46	772,950
FHLMC REMIC Series 5144, Class PC
904,956	1.500		09/25/51	742,531
FNMA REMIC Series 1993-182, Class FA(d) (10 Year CMT – 0.650%)
275	2.790		09/25/23	275
FNMA REMIC Series 2003-117, Class KB
222,268	6.000		12/25/33	232,433
FNMA REMIC Series 2003-14, Class AP
8,949	4.000		03/25/33	8,801
FNMA REMIC Series 2010-109, Class M
330,651	3.000		09/25/40	313,565
FNMA REMIC Series 2011-146, Class NB
22,222	4.000		09/25/41	21,725

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2012-100, Class WA
$210,244	1.500%		09/25/27	$ 197,862
FNMA REMIC Series 2012-110, Class CA
194,678	3.000		10/25/42	180,675
FNMA REMIC Series 2012-118, Class EB
219,880	1.500		11/25/27	207,013
FNMA REMIC Series 2013-112, Class G
119,752	2.125		07/25/40	114,834
FNMA REMIC Series 2013-135, Class GA
271,714	3.000		07/25/32	264,423
FNMA REMIC Series 2013-16, Class FY(d) (1M USD LIBOR + 0.350%)
950,302	4.856		03/25/43	924,466
FNMA REMIC Series 2013-6, Class BE
226,398	2.000		12/25/42	215,804
FNMA REMIC Series 2013-74, Class YA
173,134	3.000		05/25/42	166,510
FNMA REMIC Series 2015-15, Class CA
381,345	3.500		04/25/35	370,508
FNMA REMIC Series 2015-19, Class CA
129,675	3.500		01/25/43	126,579
FNMA REMIC Series 2015-2, Class PA
174,652	2.250		03/25/44	162,701
FNMA REMIC Series 2016-104, Class BA
242,401	3.000		01/25/47	227,988
FNMA REMIC Series 2016-24, Class TA
55,240	3.000		04/25/42	54,304
FNMA REMIC Series 2016-53, Class BV
482,663	3.500		11/25/27	469,970
FNMA REMIC Series 2016-96, Class A
295,853	1.750		12/25/46	270,475
FNMA REMIC Series 2017-46, Class EA
129,102	3.500		12/25/50	126,481
FNMA REMIC Series 2017-7, Class JA
173,800	2.000		02/25/47	147,948
FNMA REMIC Series 2019-10, Class PT
263,889	3.500		03/25/49	251,683
FNMA REMIC Series 2020-35, Class MA
336,574	2.000		12/25/43	308,504
FNMA REMIC Series 2020-56, Class AH
647,355	2.000		05/25/45	594,287
FNMA REMIC Series 2021-28, Class YG
714,442	2.000		03/25/47	627,339
FNMA REMIC Series 2021-45, Class CB
546,886	2.000		02/25/44	500,585
FNMA REMIC Series 2021-56, Class HE
610,396	1.250		09/25/51	512,589
GCAT Trust Series 2021-NQM6, Class A1(b)
413,729	1.855	(a)(c)	08/25/66	355,601
GNMA REMIC Series 2009-65, Class AF
7,015	4.000		07/20/39	6,928
GNMA REMIC Series 2010-14, Class PA
4,130	3.000		02/20/40	4,029
GNMA REMIC Series 2012-13, Class EG
173,963	2.000		10/20/40	168,697
GNMA REMIC Series 2013-188, Class LE
518,597	2.500		11/16/43	470,946

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2014-131, Class DM
$ 72,184	3.000%		02/20/44	$ 69,710
GNMA REMIC Series 2015-65, Class BD
239,272	2.250		05/20/45	217,750
GNMA REMIC Series 2015-94, Class AT
213,348	2.250		07/16/45	193,946
GNMA REMIC Series 2019-11, Class MA
154,338	3.000		01/20/47	148,998
GNMA REMIC Series 2019-21, Class MA
282,009	3.500		09/20/47	270,766
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
148,555	1.382		09/27/60	136,024
418,026	1.017		07/25/61	359,858
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(d) (1M USD LIBOR + 0.440%)
39,438	4.946		05/25/35	31,034
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(d)
166,479	3.896	(a)	01/25/36	160,465
Homeward Opportunities Fund I Trust Series 2020-2, Class A1(b)
6,463	1.657	(a)(c)	05/25/65	6,424
Impac CMB Trust Series 2003-2F, Class A(e)
54,478	5.730		01/25/33	53,537
Impac CMB Trust Series 2003-8, Class 2A1(d) (1M USD LIBOR + 0.900%)
2,405	5.406		10/25/33	2,368
Impac CMB Trust Series 2004-7, Class 1A1(d) (1M USD LIBOR + 0.740%)
19,986	5.246		11/25/34	19,484
Impac CMB Trust Series 2005-2, Class 2A2(d) (1M USD LIBOR + 0.800%)
27,638	5.306		04/25/35	24,012
Impac Secured Assets Corp. Series 2006-1, Class 2A1(d) (1M USD LIBOR + 0.700%)
82,757	5.206		05/25/36	70,298
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(d)
27,864	3.982	(a)	10/25/34	25,104
JPMorgan Mortgage Trust Series 2016-4, Class A3(b)
106,607	3.500	(a)(c)	10/25/46	97,208
Lehman XS Trust Series 2005-7N, Class 1A1A(d) (1M USD LIBOR + 0.540%)
66,212	5.046		12/25/35	58,061
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(d)
28,227	4.064	(a)	04/21/34	26,675
MFA Trust Series 2021-INV2, Class A1(b)(d)
888,591	1.906	(a)(c)	11/25/56	748,013
MFA Trust Series 2021-NQM1, Class A1(b)(d)
243,662	1.153	(a)(c)	04/25/65	217,522
MFA Trust Series 2021-NQM2, Class A1(b)(d)
268,361	1.029	(a)(c)	11/25/64	222,998
MortgageIT Trust Series 2005-1, Class 1A1(d) (1M USD LIBOR + 0.640%)
153,198	5.146		02/25/35	146,960
MortgageIT Trust Series 2005-1, Class 1A2(d) (1M USD LIBOR + 0.780%)
131,773	5.286		02/25/35	126,757

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(b)
$600,110	2.750	%(a)(c)	07/25/59	$ 565,567
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21
10,149	4.070	(a)	09/25/34	9,345
Sequoia Mortgage Trust Series 2003-2, Class A1(d) (1M USD LIBOR + 0.660%)
16,958	5.146		06/20/33	16,257
Sequoia Mortgage Trust Series 2010, Class 1A(d) (1M USD LIBOR + 0.800%)
8,566	5.286		10/20/27	8,232
Structured Asset Securities Corp. Series 2003-31A, Class 2A7
103,910	4.243	(a)	10/25/33	99,966
Towd Point Mortgage Trust Series 2017-2, Class A1(b)
97,240	2.750	(a)(c)	04/25/57	96,073
Vendee Mortgage Trust Series 1996-2, Class 1Z
18,738	6.750		06/15/26	19,096
Verus Securitization Trust Series 2021-2, Class A1(b)
346,915	1.031	(a)(c)	02/25/66	300,642

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,865,320)				$19,105,042

Commercial Mortgage Obligations – 3.5%
FHLMC Multifamily Structured Pass Through Certificates
399,397	2.905		04/25/24	390,564
GNMA REMIC Series 2010-141, Class B
139,334	2.717		02/16/44	135,099
GNMA REMIC Series 2022-196, Class AB
448,385	3.250		04/16/54	418,229
GNMA REMIC Series 2022-199, Class A
623,377	3.250		02/16/54	583,863

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,517,348)				$ 1,527,755

Federal Agencies – 8.8%
FHLMC
390	6.000		10/01/23	401
8,319	5.000		05/01/27	8,427
105,256	2.500		04/01/28	100,913
(12M USD LIBOR + 1.600%),
157,278	2.716	(d)	07/01/45	151,678
(12M USD LIBOR + 1.599%),
140,523	2.898	(d)	07/01/46	142,527
FNMA
248,538	3.500		10/01/26	244,648
120,360	3.500		12/01/27	117,897
162,022	2.500		03/01/28	154,281
362,413	2.500		05/01/28	345,085
180,866	3.000		05/01/28	174,252
232,701	2.500		07/01/28	220,595
207,779	3.000		09/01/28	201,170
137,855	2.500		01/01/30	133,254
178,992	3.500		10/01/32	175,353
273,642	3.000		08/01/33	252,191
(12M USD LIBOR + 1.597%),
47,334	5.862	(d)	12/01/45	48,551

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
GNMA,
(1 Year CMT + 1.500%)
$ 18	2.000	%(d)	11/20/24	$ 18
67	3.000	(d)	12/20/24	66
1,453	2.875	(d)	04/20/26	1,434
1,128	2.625	(d)	08/20/26	1,102
2,103	2.625	(d)	01/20/28	2,055
UMBS
182,046	3.000		11/01/26	176,732
147,645	3.000		12/01/26	143,618
209,605	2.000		01/01/31	195,660
1,940	7.000		11/01/31	1,932
211,155	5.000		02/01/32	215,783
57,377	6.000		07/01/33	58,927
356,794	3.500		07/01/34	350,368
213,864	3.500		08/01/35	209,482

				3,828,400

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $26,429,211)				$24,461,197

U.S. Treasury Obligations – 29.1%
United States Treasury Bill(f)
425,000	0.000%		05/18/23	419,348
United States Treasury Inflation Indexed Notes
1,198,590	0.625		04/15/23	1,193,838
1,275,960	0.625		01/15/24	1,250,889
United States Treasury Notes
750,000	0.125		04/30/23	741,663
700,000	0.375		08/15/24	657,508
United States Treasury Notes
700,000	0.125		05/15/23	691,086
1,500,000	0.125		07/15/23	1,468,887
450,000	1.250		07/31/23	442,195
550,000	1.375		08/31/23	539,537
1,000,000	1.625		10/31/23	976,758
1,000,000	0.250		05/15/24	945,391
1,000,000	1.500		11/30/24	950,938
750,000	2.125		11/30/24	721,230
950,000	1.000		12/15/24	894,299
500,000	1.125		02/28/25	469,883
300,000	1.250		11/30/26	273,199

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,003,880)				$12,636,649

U.S. Government Agency Obligations – 12.1%
FFCB(g)
600,000	2.920%		05/16/24	586,159
FHLB
775,000	0.500		04/14/25	716,919
FHLMC
700,000	2.350	(g)	03/25/25	670,790
1,000,000	0.375		07/21/25	912,389
750,000	5.250	(g)	11/28/25	749,781
FNMA
1,000,000	0.625		04/22/25	924,013
750,000	0.500		06/17/25	688,724

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,579,962)				$ 5,248,775

Shares	Description		Distribution Rate	Value

Investment Company – 1.4%
$606,960	State Street Institutional US Government Money Market Fund – Premier Class		4.183%	$ 606,960

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(d) – 1.0%
Home Equity – 0.8%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2 (1M USD LIBOR + 1.080%)
181,384	5.586%		03/25/33	179,134
Terwin Mortgage Trust Series 2004-7HE, Class A3(b) (1M USD LIBOR + 1.400%)
148,622	5.906	(c)	07/25/34	129,721
Terwin Mortgage Trust Series 2004-9HE, Class A1(b) (1M USD LIBOR + 0.800%)
40,121	5.306	(c)	09/25/34	37,657

				346,512

Other – 0.2%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4 (1M USD LIBOR + 0.900%)
111,391	5.406		11/25/34	106,238

TOTAL ASSET-BACKED SECURITIES (Cost $436,122)				$ 452,750

TOTAL INVESTMENTS – 99.8% (Cost $46,056,135)				$43,406,331

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%				66,937

NET ASSETS – 100.0%				$43,473,268

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Rate shown is that which is in effect on January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $4,931,006, which represents approximately 11.3% of net assets as of January 31, 2023.

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2023.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2023. Maturity date disclosed is the ultimate maturity.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(g)	Security with “Call” features with resetting interest rates.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.0%
Alabama – 1.6%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$1,625,000	5.000%		09/01/25	$ 1,736,238
1,705,000	5.000		09/01/26	1,865,902
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)(a)
2,255,000	5.000		12/01/31	2,491,994

				6,094,134

Alaska – 0.9%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,024,203
1,000,000	5.000		10/01/25	1,062,853
1,000,000	5.000	(a)	10/01/28	1,105,830
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	468,418

				3,661,304

Arizona – 1.2%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,197,380
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)(a)
2,285,000	4.000		11/01/39	2,233,479
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,092,532

				4,523,391

Arkansas – 1.7%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,051,419
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	369,329
500,000	2.280		09/01/26	463,359
250,000	2.400	(a)	09/01/27	228,144
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	640,420
650,000	3.000		11/01/29	655,987
675,000	3.000	(a)	11/01/30	679,818
690,000	3.000	(a)	11/01/31	694,610
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	558,103
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	672,991
635,000	4.000		03/01/32	661,088

				6,675,268

California – 0.4%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	499,928

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
Placentia-Yorba Linda Unified School District (Refunding) Series A (AA-/Aa2)(a)
$1,345,000	3.000%	08/01/36	$ 1,274,508

			1,774,436

Colorado – 1.6%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000	12/01/36	574,412
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750	11/15/41	586,737
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000	11/01/31	479,713
850,000	4.000	11/01/32	903,216
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000	11/01/23	1,018,591
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025	05/01/24	298,454
280,000	2.075	11/01/24	266,767
250,000	2.125	05/01/25	236,050
250,000	2.175	11/01/25	234,565
Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
500,000	3.000	12/01/36	474,719
South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000	12/15/41	1,176,189

			6,249,413

Connecticut – 1.7%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)(b)
560,000	3.250	05/15/24	564,854
830,000	3.750	05/15/24	842,408
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000	11/15/27	356,836
450,000	5.000	11/15/28	492,502
450,000	5.000	11/15/29	497,437
385,000	5.000	11/15/30	429,518
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860	11/15/24	313,240
530,000	1.900	05/15/25	497,547
765,000	1.950	11/15/25	713,094
500,000	2.090	05/15/26	463,092
State of Connecticut GO Bonds (Social) Series B (AA-/Aa3)(a)
1,555,000	3.000	06/01/32	1,565,869

			6,736,397

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – 2.0%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
$ 870,000	5.000%		09/01/24	$ 904,709
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	709,056
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	513,471
495,000	2.050		01/01/28	463,592
515,000	2.100		07/01/28	482,903
520,000	2.125	(a)	01/01/29	487,884
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	731,541
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,033,028
South Broward Hospital District Hospital Revenue Bonds Series 2022 (AA/Aa3)(a)
1,755,000	3.000		05/01/37	1,638,907

				7,965,091

Georgia – 1.0%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
5,000	5.500		08/01/23	5,077
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,072,991
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	583,601
500,000	5.000		06/15/31	590,462
600,000	5.000	(a)	06/15/32	704,669
700,000	5.000	(a)	06/15/33	819,417

				3,776,217

Idaho(a) – 0.6%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,156,226
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	517,179
750,000	4.000		07/15/37	771,713

				2,445,118

Illinois – 13.5%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	681,170
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,522,469
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,167,861

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
$ 500,000	3.300%		01/01/24	$ 493,499
DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	553,895
1,365,000	3.000	(a)	12/30/38	1,232,446
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	531,500
550,000	3.000		01/01/25	554,040
1,140,000	5.000		01/01/26	1,222,505
525,000	5.000	(a)	01/01/28	576,239
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	832,109
855,000	4.000		10/01/36	867,193
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	826,831
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,577,227
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	520,491
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,723,636
Kendall Kane & Will Counties Community Unit School District No 308 GO Bonds Series 2022 (AA/A2)
800,000	5.000		02/01/23	800,000
1,035,000	5.000		02/01/24	1,060,230
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000		02/01/24	1,141,625
1,000,000	5.000		02/01/25	1,047,884
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,017,767
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000		01/01/33	2,576,855
Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000		12/01/28	1,018,276
Peoria County Community Unit School District No 323 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
780,000	3.000		04/01/32	796,064
815,000	3.000		04/01/33	826,365
Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000		01/01/24	1,228,036
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	521,643
515,000	4.000		12/15/35	537,945
535,000	4.000		12/15/36	555,925
555,000	4.000		12/15/37	574,704
580,000	4.000		12/15/38	598,782
600,000	4.000		12/15/39	615,832
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000		01/01/24	825,128
765,000	4.000		01/01/25	785,819
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000		12/01/23	854,525
685,000	4.000		12/01/24	702,755

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2) (continued)
$ 735,000	4.000%	12/01/25	$ 766,512
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	884,059
University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (AA-/Aa3)(a)
2,000,000	4.000	04/01/33	2,026,467
Village of Palos Park IL GO Bonds Series 2022 (NR/Aa2)(a)
540,000	3.500	12/01/38	503,664
595,000	3.500	12/01/41	534,306
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,063,849
1,825,000	4.000	12/01/38	1,877,165
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000	12/01/33	744,316
660,000	4.000	12/01/34	705,512
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(c)
4,770,000	0.000	11/01/23	4,683,698
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	821,870
905,000	5.000	12/30/28	1,033,991
960,000	5.000	12/30/29	1,113,570
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	710,932
700,000	4.000	12/01/31	763,260
700,000	4.000	12/01/32	760,272
725,000	4.000	12/01/33	781,133

			52,743,847

Indiana – 9.5%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,892,069
Carmel Redevelopment Authority Revenue Bonds Series 2022 (AA/NR)(a)
5,000,000	3.000	07/15/40	4,421,378
City of Bloomington IN Revenue Bonds Series 2022 (AA-/NR)(a)
1,365,000	4.000	07/01/34	1,462,024
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	844,768
Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000	12/15/36	2,015,616
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,059,032
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A+/NR)(a)
585,000	3.000	07/15/33	583,776
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A+/NR)(a)
565,000	3.000	07/15/32	566,026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A+/NR)(a) (continued)
$ 585,000	3.000%		07/15/33	$ 583,776
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	552,320
425,000	5.000		02/01/27	435,085
700,000	5.000		02/01/28	716,694
600,000	5.000		02/01/29	614,266
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	816,267
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	880,326
700,000	4.000	(a)	07/01/32	739,819
700,000	4.000	(a)	07/01/36	717,550
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (AA+/NR)(a)
1,685,000	5.500		07/15/40	1,944,406
Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	2,132,251
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,029,091
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	564,011
400,000	3.000		08/01/35	388,450
700,000	3.000		08/01/37	651,123
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
1,000,000	4.750		07/15/45	1,045,578
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,024,470
Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	891,038
910,000	3.000		08/01/30	914,534
940,000	3.000		08/01/31	943,498
485,000	4.000		08/01/32	522,536
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	551,608
500,000	5.000		07/15/32	550,938
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,072,571
750,000	5.000		07/15/31	804,206
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,644,848
1,670,000	3.000		08/01/34	1,677,579

				37,253,528

Iowa – 0.4%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	642,862
525,000	3.000	(a)	06/01/31	532,190

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Iowa – (continued)
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3) (continued)
$ 555,000	3.000	%(a)	06/01/32	$ 558,028

				1,733,080

Kansas(a) – 0.7%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(b)
700,000	4.000		09/01/25	731,543
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(b)
1,015,000	5.000		09/01/25	1,084,745
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,123,834

				2,940,122

Kentucky – 4.1%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,903,080
855,000	5.000		07/01/31	971,569
1,275,000	5.000	(a)	07/01/32	1,443,843
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,046,688
Eastern Kentucky University Revenue Bonds Series A (AA/A1)(a)
1,830,000	4.000		04/01/40	1,874,567
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	435,111
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,080,792
750,000	5.000	(a)	05/01/28	824,310
915,000	5.000	(a)	05/01/29	1,005,258
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	824,398
Kentucky State Property & Building Commission Series 2018 (AA/A1)
885,000	5.000		04/01/28	997,307
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,034,593
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
610,000	5.000		06/01/23	615,002
690,000	5.000		06/01/24	711,663
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,207,423

				15,975,604

Louisiana – 1.9%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	899,015
860,000	3.000		11/01/29	878,660
890,000	3.000		11/01/30	907,725

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
$ 510,000	3.000%		03/01/24	$ 513,062
530,000	4.000		03/01/25	547,065
550,000	4.000		03/01/26	577,492
570,000	4.000		03/01/27	607,280
450,000	4.000	(a)	03/01/28	477,087
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	837,036
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,038,989

				7,283,411

Maine – 2.6%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
1,000,000	3.000		11/01/37	937,119
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,671,994
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,234
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,278,771
835,000	2.050		11/15/25	818,800
1,000,000	2.100		11/15/26	973,660
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	789,248
870,000	2.250		11/15/30	810,392
905,000	2.350		11/15/31	841,768
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)
470,000	5.000		01/01/24	479,199
215,000	5.000	(a)	01/01/34	225,866
330,000	5.000	(a)	01/01/35	345,468

				10,287,519

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa3)
2,000,000	2.800		03/01/26	2,008,445

Massachusetts – 0.4%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850		06/01/32	828,596
710,000	1.900		12/01/32	610,307
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA+/Aa2)
110,000	3.250		06/01/23	110,056

				1,548,959

Michigan – 5.5%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	753,353

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
$ 500,000	2.000%		05/01/25	$ 475,279
1,475,000	2.000		11/01/25	1,387,523
500,000	2.000		05/01/26	465,460
1,875,000	2.000		11/01/26	1,727,092
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	495,479
495,000	5.000		07/01/32	548,229
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	422,870
Hazel Park School District GO Bonds (Refunding) Series 2022 (AA/NR)
925,000	4.000		05/01/23	928,163
1,135,000	4.000		05/01/24	1,155,201
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,331,209
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	951,266
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,114,377
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,551,120
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(b)
750,000	5.000		05/01/25	795,175
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	480,799
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	394,111
470,000	2.550	(a)	04/01/28	460,524
410,000	2.600	(a)	10/01/28	401,985
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,003,719
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,215,186
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	784,873
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	665,162
Zeeland Public Schools GO Bonds Series I (AA/NR)(a)
1,000,000	3.000		05/01/33	1,003,033

				21,511,188

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700		07/01/26	219,680

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – 1.3%
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
$ 300,000	5.000%		11/01/29	$ 312,909
400,000	5.000		11/01/30	417,068
500,000	5.000		11/01/31	518,761
400,000	5.000		11/01/32	414,387
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,120,964
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	645,756
690,000	1.850		12/01/30	616,866
1,000,000	1.950	(a)	06/01/31	888,068

				4,934,779

Missouri – 1.6%
City of Missouri Development Finance Board Revenue Bonds (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	903,355
1,825,000	4.000		04/01/29	1,953,907
810,000	4.000		04/01/30	869,722
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
2,300,000	5.000		12/01/26	2,393,768

				6,120,752

Nebraska(a) – 0.5%
Citry of Omaha Public Facilities Corp.Revenue Bonds Series A (AA+/Aa2)
860,000	3.000		04/15/34	859,750
1,070,000	3.000		04/15/35	1,048,902
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	28,405

				1,937,057

New Jersey – 2.0%
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	579,759
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	744,438
500,000	4.000		06/15/27	536,210
500,000	4.000	(a)	06/15/28	536,099
760,000	4.000	(a)	06/15/29	812,844
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
415,000	3.150		06/15/25	417,999
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(c)
1,255,000	0.000		12/15/26	1,140,546
Township of Washington NJ/Gloucester County GO Bonds Series 2021 (NR/Aa2)(a)
1,000,000	2.000		05/15/33	862,043
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
690,000	4.000		12/01/26	734,301
705,000	4.000		12/01/27	760,900

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – (continued)
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR) (continued)
$ 730,000	4.000	%(a)	12/01/28	$ 786,969

				7,912,108

New Mexico – 1.3%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
845,000	4.000		06/01/29	888,994
500,000	4.000		06/01/30	524,123
500,000	4.000		06/01/33	519,824
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	688,083
520,000	2.050	(a)	03/01/32	472,073
585,000	2.100	(a)	09/01/32	530,029
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,614,081

				5,237,207

New York(a) – 1.9%
Little Falls City School District GO Bonds (Refunding) Series 2022 (AA/NR)
1,305,000	2.250		02/01/33	1,206,416
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	513,349
New York State Dormitory Authority Revenue Bonds (Refunding) Series A (AA+/NR)
3,180,000	4.000		03/15/38	3,249,119
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	745,539
915,000	2.850		12/01/33	764,503
940,000	3.000		12/01/34	784,538

				7,263,464

North Carolina – 0.6%
County of Hoke NC Revenue Bonds(Refunding) Series 2021 (A+/Aa3)(a)
865,000	3.000		06/01/35	841,617
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
610,000	3.200		01/01/29	614,270
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
350,000	4.000		06/01/23	351,437
480,000	4.000	(a)	06/01/25	482,199

				2,289,523

Ohio – 6.6%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	930,050
960,000	4.000		12/01/31	1,004,769
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	568,711
City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)
1,000,000	4.000		12/01/32	1,086,756
1,000,000	4.000		12/01/33	1,080,662

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
$ 995,000	4.000%		12/01/25	$ 1,041,818
935,000	5.000		12/01/27	1,050,929
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000		12/01/25	104,455
110,000	5.000		12/01/27	123,424
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000		12/01/31	2,284,922
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	664,792
660,000	3.000		12/01/32	660,932
675,000	3.000		12/01/33	674,212
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	378,415
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000		10/01/27	850,940
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	648,035
500,000	4.000		12/01/29	513,817
Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
1,295,000	3.000		12/01/30	1,317,358
1,155,000	4.000		12/01/31	1,284,516
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	768,023
2,245,000	4.000		12/01/36	2,345,568
2,170,000	4.000		12/01/37	2,262,419
Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,022,401
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	382,520
Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	1,073,119
1,060,000	4.000		12/01/31	1,132,694
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	706,532

				25,962,789

Oklahoma – 2.1%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	914,908
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,446,093
1,770,000	4.000	(a)	12/01/30	1,896,963
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,100,549

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – (continued)
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
$2,000,000	4.000%	07/01/38	$ 2,030,845

			8,389,358

Oregon(a) – 0.3%
State of Oregon Housing & Community Services Department Revenue Bonds Series A (NR/Aa2)
1,315,000	3.375	01/01/34	1,338,372

Pennsylvania – 10.7%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000	11/15/34	343,432
685,000	3.000	11/15/35	674,215
720,000	3.000	11/15/36	701,188
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000	02/01/26	1,771,757
Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000	02/01/23	1,365,000
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000	02/15/33	492,309
685,000	4.000	02/15/36	717,990
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,085,283
Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,790,000	4.000	02/15/23	1,790,981
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000	09/01/33	2,520,484
Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000	04/01/33	1,195,692
Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000	10/15/35	758,518
1,300,000	3.000	10/15/36	1,214,318
Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
1,000,000	3.000	10/15/34	985,868
Hamburg Area School District PA Series 2021 (AA-/NR)(a)
1,400,000	3.000	04/01/35	1,359,686
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000	06/01/26	530,696
525,000	5.000	06/01/27	565,542
525,000	5.000	06/01/28	572,973
535,000	5.000	06/01/29	590,211
425,000	5.000	06/01/30	470,201
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082	03/01/24	1,212,597
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	470,912

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
$ 795,000	2.100%		10/01/30	$ 725,652
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	309,854
400,000	2.533		12/01/27	365,662
350,000	2.633		12/01/29	309,640
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,348,424
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (AA-/A1)(a)
500,000	5.000		12/01/26	525,269
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,035,647
Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,207,469
Salisbury Township PA School District GO Bonds Series A (A/NR)(a)
1,390,000	4.000		02/15/27	1,432,976
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,854,884
1,610,000	2.000		09/01/29	1,509,096
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	248,248
225,000	5.000		05/01/29	252,159
400,000	5.000		05/01/30	454,798
375,000	5.000		05/01/31	432,401
325,000	4.000	(a)	05/01/32	335,933
325,000	4.000	(a)	05/01/33	334,881
300,000	4.000	(a)	05/01/34	308,518
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	568,226
520,000	4.000		07/01/27	552,856
400,000	5.000	(a)	07/01/28	434,464
500,000	4.000	(a)	07/01/33	514,250
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,037,265
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	682,721
840,000	4.000	(a)	05/15/27	882,145
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	669,380

				41,722,671

Rhode Island(a) – 1.7%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
1,600,000	5.000		11/01/30	1,837,523
760,000	4.000		11/01/32	829,195
980,000	4.000		11/01/33	1,062,239
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,105,635

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island(a) – (continued)
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
$2,025,000	2.100%		04/01/32	$ 1,806,942

				6,641,534

South Carolina – 0.6%
City of North Charleston SC Noisette Community Redevelopment Project Area Series 2022 (AA-/NR)(a)
1,130,000	4.000		10/01/36	1,185,381
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,041,863

				2,227,244

South Dakota – 0.6%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	29,833
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	759,759
825,000	5.000		09/01/24	854,136
605,000	5.000		09/01/25	638,615

				2,282,343

Tennessee – 0.5%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	548,165
600,000	5.000	(a)	07/01/29	657,093
500,000	5.000	(a)	07/01/30	547,228
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	124,254

				1,876,740

Texas – 8.5%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,055,823
1,000,000	4.000		08/15/31	1,052,005
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	771,121
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	566,983
485,000	4.000		12/01/32	506,992
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000		08/15/33	1,082,273
1,000,000	4.000		08/15/34	1,060,932
1,000,000	4.000		08/15/35	1,043,723
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
430,000	5.000		09/01/27	458,724
980,000	5.000		09/01/28	1,045,233
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	550,716

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
$ 960,000	4.000%		07/01/31	$ 986,898
City of Corpus Christi TX Utility System Revenue Bonds (Refunding) Series 2020 (AA-/Aa3)(a)
1,770,000	3.000		07/15/40	1,550,295
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,113,541
900,000	5.000		07/01/30	1,013,021
1,200,000	5.000		07/01/31	1,367,412
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
2,515,000	4.000		10/01/39	2,565,145
Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	1,078,661
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)
905,000	4.000		03/01/32	993,484
970,000	4.000	(a)	03/01/33	1,060,562
1,015,000	4.000	(a)	03/01/34	1,099,425
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	316,322
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000		08/15/26	1,031,721
Kyle TX GO Bonds Series 2022 (AA/NR)(a)
1,500,000	4.000		08/15/37	1,547,066
1,500,000	4.000		08/15/38	1,533,917
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,978,678
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(c)
710,000	0.000		02/15/25	652,376
North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
1,350,000	4.000		12/15/32	1,511,581
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250		08/15/26	815,651
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000		09/01/31	933,414
870,000	4.000		09/01/32	920,410

				33,264,105

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
1,000,000	5.000		07/01/26	1,064,921
Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000		07/01/34	549,047

				1,613,968

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000		06/15/24	307,256
400,000	5.000		06/15/25	417,409

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Vermont – (continued)
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR) (continued)
$ 400,000	5.000%	06/15/26	$ 425,105
780,000	5.000	06/15/27	841,423
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	436,670
455,000	5.000	06/15/30	500,496
475,000	5.000	06/15/31	525,851

			3,454,210

Washington(a) – 0.5%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)
900,000	3.600	06/01/26	902,162
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A+/WR)
495,000	5.000	08/15/27	521,750
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A+/A1)
150,000	5.000	10/01/30	168,569
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	283,466

			1,875,947

Wisconsin(a) – 2.5%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
2,000,000	5.000	04/01/35	2,275,569
City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,646,382
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	553,143
765,000	4.000	03/01/31	812,952
540,000	4.000	03/01/32	570,705
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,937,714
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,124,983

			9,921,448

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $389,853,985)			$379,671,771

Shares	Description	Value

Investment Company – 2.2%
8,436,903	State Street Institutional US Government Money Market Fund - Premier Class (NR/NR) 4.183%	$ 8,436,903

TOTAL INVESTMENTS – 99.2% (Cost $398,290,888)		$388,108,674

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		3,293,463

NET ASSETS – 100.0%		$391,402,137

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.9%
Alabama(a) – 0.7%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%		12/01/31	$ 2,210,194

Arizona(a) – 0.9%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000		11/01/40	2,594,700

Illinois(a) – 1.7%
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900		08/01/31	2,899,859
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	534,158
500,000	4.000		12/01/35	525,958
500,000	4.000		12/01/36	517,824
515,000	4.000		12/01/37	532,910

				5,010,709

Indiana – 2.3%
Carmel Redevelopment Authority Revenue Bonds Series 2022 (AA/NR)(a)
3,650,000	3.000		07/15/40	3,227,606
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	507,737
860,000	3.000		08/01/28	865,135
500,000	3.000	(a)	08/01/33	497,470
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)(a)
1,575,000	3.000		08/01/32	1,606,728

				6,704,676

Kansas(a) – 0.5%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,410,196

Maine(a) – 1.0%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000		10/01/33	2,817,043

Michigan(a) – 1.0%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,869,225

Missouri – 87.5%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000		08/15/28	807,502
645,000	4.000		08/15/29	684,192
825,000	4.000		08/15/30	874,438
555,000	4.000		08/15/31	587,454
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000		03/01/39	1,215,155
1,000,000	4.000		03/01/40	1,052,925
750,000	4.000		03/01/41	788,508

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
$2,070,000	4.000%		10/01/33	$ 2,151,085
1,655,000	4.000		10/01/34	1,716,174
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000		03/01/31	959,340
750,000	4.000		03/01/37	770,876
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
745,000	4.000		03/01/26	779,034
915,000	4.000		03/01/28	979,047
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000		10/01/36	1,450,140
1,735,000	4.000		10/01/38	1,752,942
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000		05/01/37	1,235,106
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)(a)
1,850,000	4.000		10/01/30	1,968,218
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000		10/01/30	521,055
520,000	3.000		10/01/31	532,302
550,000	3.000		10/01/33	557,279
570,000	3.000		10/01/34	573,991
City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000		03/01/31	1,148,317
1,230,000	4.000		03/01/34	1,281,147
750,000	4.000		03/01/37	764,252
530,000	4.000		03/01/40	534,883
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A2)(a)
1,000,000	5.000		04/01/35	1,136,162
760,000	5.000		04/01/36	853,595
1,435,000	5.000		04/01/37	1,597,020
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	989,162
640,000	4.000		05/01/35	676,953
685,000	4.000		05/01/36	719,176
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,033,374
1,000,000	4.000		03/01/35	1,027,975
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000		03/01/33	1,037,006
1,000,000	4.000		03/01/34	1,033,374
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	500,423
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	706,479
670,000	5.000		10/01/30	746,912
705,000	5.000		10/01/31	793,038
740,000	5.000	(a)	10/01/32	829,209
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,528,794

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
$1,075,000	4.000%		04/01/27	$ 1,139,293
1,100,000	4.000	(a)	04/01/28	1,162,631
County of Greene MO Certificate of Participation Series 2018 (NR/Aa2)(a)
1,000,000	4.000		09/01/31	1,070,879
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,212,888
1,200,000	4.000		03/01/33	1,262,208
625,000	4.000		03/01/34	654,558
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	785,934
830,000	5.000	(a)	04/01/30	951,902
905,000	5.000	(a)	04/01/31	1,039,185
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	788,592
1,780,000	3.000		12/30/33	1,760,562
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,252,301
1,000,000	5.000		09/01/37	1,103,118
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	941,847
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	955,542
985,000	4.000		03/01/32	1,036,911
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
270,000	5.625		03/01/25	270,222
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000		10/01/37	3,365,633
Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
2,750,000	5.000		03/01/42	3,067,500
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	356,320
400,000	4.000		02/15/35	402,076
580,000	4.000		02/15/36	574,909
700,000	4.000		02/15/37	683,376
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)
500,000	5.000		06/01/25	526,312
500,000	5.000	(a)	06/01/34	581,738
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,564,029
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,500,000	3.250		03/01/38	1,465,556
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000		04/01/26	964,698

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
$ 500,000	4.000%		05/01/24	$ 508,220
700,000	4.000	(a)	05/01/27	730,713
630,000	4.000	(a)	05/01/29	657,625
675,000	4.000	(a)	05/01/30	704,479
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	891,158
580,000	4.000		03/01/30	612,391
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,157,577
1,000,000	5.500		03/01/36	1,149,310
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	468,383
575,000	3.250		04/15/30	571,581
550,000	3.300		04/15/31	545,197
700,000	3.375		04/15/32	693,117
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	102,187
200,000	4.000	(a)	03/01/30	212,852
165,000	4.000	(a)	03/01/31	175,394
180,000	4.000	(a)	03/01/32	191,045
200,000	4.000	(a)	03/01/33	211,865
Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)(a)
1,365,000	4.000		03/01/28	1,449,043
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
1,345,000	4.000		12/01/26	1,405,739
1,455,000	4.000		12/01/28	1,522,211
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa2)(a)
595,000	4.250		12/01/23	595,890
Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000		03/01/31	727,599
1,575,000	4.000		03/01/32	1,695,580
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,281,422
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,640
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,614,331
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000		04/01/29	590,840
605,000	3.000		04/01/30	609,045
420,000	3.000		04/01/31	422,799
460,000	3.000		04/01/33	456,362
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000		02/15/27	1,936,989
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
480,000	2.200		02/15/23	479,609

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR) (continued)
$ 450,000	2.318%		02/15/24	$ 439,214
500,000	2.378		02/15/25	478,053
1,020,000	2.558		02/15/26	961,104
815,000	2.844		02/15/28	749,676
825,000	2.894		02/15/29	747,706
Joplin MO Schools GO Buildings – Series 2020 (AA+/NR)(a)
3,285,000	3.000		03/01/35	3,260,445
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series 2020 (A-/A2)
2,000,000	5.000		03/01/30	2,233,159
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000		03/01/34	1,340,305
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	2,762,309
1,370,000	5.000		03/01/29	1,510,718
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,135,771
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	1,940,956
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)
1,000,000	5.000		09/01/27	1,118,694
1,000,000	5.000	(a)	09/01/31	1,109,533
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,045,520
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
940,000	4.000		03/01/28	1,001,394
500,000	4.000		03/01/30	530,917
Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)
2,500,000	5.000		06/01/33	2,963,352
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,158,072
1,100,000	5.250		05/01/37	1,261,292
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	557,355
500,000	5.250		12/01/42	556,200
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	961,058
990,000	4.000	(a)	04/01/32	1,059,853
1,095,000	4.000	(a)	04/01/33	1,164,673
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	400,602
425,000	5.000		04/01/31	425,836

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a) (continued)
$ 475,000	5.000%	04/01/32	$ 475,939
500,000	5.000	04/01/33	500,997
500,000	5.000	04/01/34	501,023
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,015,000	4.000	04/01/26	1,035,866
635,000	2.000	04/01/27	621,192
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000	04/01/28	816,776
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000	01/01/30	621,897
775,000	5.000	01/01/31	809,441
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500	06/01/28	1,449,726
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000	10/01/25	634,690
640,000	5.000	10/01/26	689,136
2,030,000	5.000	10/01/27	2,227,042
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000	09/01/33	738,729
800,000	5.000	09/01/38	850,473
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,434,534
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,579,293
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,431,607
1,000,000	5.000	12/01/33	1,038,595
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,052,239
1,100,000	5.000	06/01/37	1,199,217
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000	05/15/33	1,283,155
250,000	4.000	05/15/39	251,687
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400	11/01/30	313,036
315,000	2.500	05/01/31	300,018
325,000	2.550	11/01/31	309,699
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
195,000	3.550	11/01/30	193,221

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
$ 260,000	3.050%	11/01/28	$ 260,221
240,000	3.150	11/01/29	240,519
260,000	3.250	11/01/30	261,505
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,294,894
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	524,931
800,000	4.000	03/01/34	835,946
North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(a)
2,445,000	3.000	03/01/30	2,491,256
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250	03/01/39	2,353,910
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	506,651
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000	03/01/30	1,001,516
1,000,000	4.000	03/01/34	1,001,248
1,500,000	4.000	03/01/35	1,501,494
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000	03/01/36	389,365
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000	03/01/37	1,043,616
1,000,000	4.000	03/01/38	1,032,317
750,000	4.000	03/01/39	769,893
Platte County MO R-3 School District Building Corp. GO Bonds (School Project) Series 2021 (AA/NR)(a)
1,995,000	5.000	03/01/33	2,403,486
Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000	03/01/33	636,010
1,600,000	3.000	03/01/35	1,609,401
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150	07/01/27	225,156
410,000	3.450	07/01/32	410,167
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500	07/01/28	2,476,686
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000	07/01/31	1,709,265
1,355,000	5.000	07/01/32	1,559,898
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A-/A2)
500,000	5.000	07/01/27	555,247
1,000,000	5.000	07/01/28	1,134,208
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000	03/01/38	552,624
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000	08/01/31	1,355,200
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000	07/01/27	2,482,440

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2) (continued)
$1,220,000	5.000	%(a)	07/01/28	$ 1,331,457
1,400,000	5.000	(a)	07/01/30	1,525,723
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
1,000,000	4.000		05/01/26	1,004,303
1,405,000	4.000		05/01/27	1,411,206
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	497,339
475,000	4.000		11/01/35	498,063
815,000	4.000		11/01/36	849,458
845,000	4.000		11/01/37	868,297
920,000	4.000		11/01/38	934,111
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,735,000	2.125		04/01/39	2,026,672
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
1,200,000	4.000		07/15/28	1,296,173
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(a)
1,570,000	3.000		07/15/32	1,581,929
1,615,000	3.000		07/15/33	1,610,079
1,665,000	3.000		07/15/34	1,646,576
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000		12/01/31	1,040,662
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA+/NR)(a)
2,000,000	4.000		12/01/44	2,022,698
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,145,150
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000		04/01/35	1,040,484
2,000,000	4.000		04/01/36	2,066,825
2,515,000	4.000		04/01/37	2,570,162
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,930,000	4.000		04/01/26	1,934,401
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,034,968
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	2,948,544
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,390,000	5.000		04/15/26	1,487,472
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000		02/15/35	2,667,465
St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000		03/15/39	1,720,519

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
$1,000,000	4.000%		04/01/29	$ 1,047,106
1,000,000	4.000		04/01/30	1,045,636
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,792,345
1,840,000	4.000		03/01/34	1,906,028
Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000		03/01/39	2,036,147
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	736,780
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000		06/01/25	863,961
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000		04/15/39	638,827
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
535,000	4.000		03/01/26	560,278
555,000	4.000		03/01/27	587,521
450,000	4.000	(a)	03/01/35	464,860
500,000	4.000	(a)	03/01/37	510,541
755,000	4.000	(a)	03/01/39	763,977
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	487,228
560,000	3.000		03/01/37	529,812
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,426,401
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	533,620
890,000	4.000		03/01/33	948,020
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)(a)
1,000,000	4.000		08/01/26	1,032,171
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,843,016
2,095,000	0.000		03/01/27	1,865,135
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,859,546
1,800,000	4.000		04/01/33	1,846,799
1,800,000	4.000		04/01/34	1,844,178

				256,003,661

North Dakota(a) – 0.8%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,266,899
105,000	3.150		01/01/36	103,688

				2,370,587

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – 0.9%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
$1,500,000	2.000%	12/01/31	$ 1,370,953
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000	12/01/35	684,241
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125	12/01/34	594,599

			2,649,793

Oklahoma(a) – 0.6%
McClain County Independent School District No 5 Washington Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,735,000	4.000	09/01/33	1,906,850

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $294,148,328)			$286,547,634

Shares	Description		Value

Investment Company – 3.1%
8,947,260	State Street Institutional US Government Money Market Fund – Premier Class (NR/NR)		$ 8,947,260

TOTAL INVESTMENTS – 101.0% (Cost $303,095,588)			$295,494,894

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(2,835,060)

NET ASSETS – 100.0%			$292,659,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.5%
Alabama(a) – 1.4%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$1,000,000	4.000%		12/01/35	$ 1,012,071
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
1,000,000	5.000		12/01/31	1,105,097

				2,117,168

Georgia(a) – 0.6%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	858,982

Illinois(a) – 1.9%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,051,777
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,758,614

				2,810,391

Indiana – 4.0%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	455,698
City of Bloomington IN Revenue Bonds Series 2022 (AA-/NR)(a)
1,420,000	4.000		07/01/35	1,491,482
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250		08/01/37	570,409
500,000	5.250		08/01/42	559,286
Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
775,000	4.750		07/15/45	810,323
Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)(a)
550,000	3.000		08/01/34	543,510
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,568,774

				5,999,482

Kansas – 84.3%
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	622,342
585,000	5.000		09/01/28	663,118
415,000	5.000	(a)	09/01/29	475,909
Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	2,029,543
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	836,492

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
$ 900,000	5.000%		09/01/23	$ 912,076
Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,406,295
1,600,000	3.000		09/01/34	1,592,480
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,061,869
500,000	4.000		09/01/31	529,239
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding – Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,427,754
1,305,000	4.000	(a)	09/01/28	1,392,728
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,026,946
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	630,692
600,000	4.000		12/01/29	640,820
650,000	4.000		12/01/30	692,312
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	706,241
740,000	4.000	(a)	09/01/28	789,597
City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
525,000	3.000		09/01/23	526,340
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,278,489
1,000,000	3.000		11/01/30	1,015,160
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	533,578
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	502,863
350,000	3.000		10/01/28	355,209
300,000	3.000		10/01/29	303,721
City of Tonganoxie KS GO Bonds Temporary Notes Series C (NR/MIG1)
2,080,000	3.000		03/01/23	2,080,970
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	574,380
445,000	3.000		08/01/28	453,017
525,000	3.000		08/01/29	533,116
650,000	3.000		08/01/32	654,186
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	1,929,501
County of Sumner KS Series 2021 AGM (AA/NR)(a)
925,000	3.000		10/01/34	909,445
955,000	3.000		10/01/35	915,380
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,567,966
1,000,000	5.000		08/01/44	1,101,716
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	330,566

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
$1,010,000	4.000%		09/01/29	$ 1,108,380
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,599,907
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(b)
1,720,000	5.000		09/01/32	1,833,725
750,000	5.000		09/01/40	799,590
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,050,217
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	398,332
310,000	5.000	(b)	12/01/37	334,015
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa3)(a)(b)
865,000	3.661		09/01/32	850,571
Geary County Public Building Commission Revenue Bonds Series 2022 (A/NR)(a)
1,000,000	5.000		08/01/47	1,040,697
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000		09/01/31	466,038
450,000	4.000		09/01/32	486,672
475,000	4.000		09/01/33	511,995
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	1,049,344
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,093,288
1,000,000	3.500	(a)	09/01/30	1,021,845
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000		09/01/33	1,037,516
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	2,106,563
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,523,192
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,048,745
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,051,053
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000		10/01/30	665,084
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)(b)
1,000,000	4.000		10/01/35	1,046,741
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
945,000	4.000		04/01/23	947,072
545,000	4.000		04/01/24	553,516
1,000,000	4.000		04/01/25	1,033,588
350,000	4.000		04/01/26	366,974

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
$ 605,000	2.450%		04/01/27	$ 558,210
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Wichita University Project) Series L (NR/Aa3)(a)
2,685,000	3.000		06/01/35	2,566,552
Kansas Development Finance Authority Revenue Bonds (State of Kansas University Aerospace And Technology Campus Housing Project) Series A-1 (NR/Aa3)(a)
440,000	3.125		05/01/50	357,117
320,000	3.125		05/01/51	257,665
Kansas Development Finance Authority Revenue Bonds (Wichita State University Project) Series 2020 (NR/Aa3)
2,000,000	5.000		06/01/24	2,068,117
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000		09/01/29	1,335,243
1,110,000	5.000		09/01/34	1,179,375
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000		11/01/32	1,901,678
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000		03/01/31	2,032,875
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)(b)
1,000,000	5.000		04/01/30	1,003,993
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A-/NR)(a)
1,715,000	5.000		07/01/32	1,860,859
1,335,000	4.000		07/01/37	1,347,299
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000		09/01/31	1,218,940
500,000	4.000	(b)	09/01/38	532,029
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000		09/01/26	1,047,838
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,107,079
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
500,000	3.000		09/01/38	456,929
200,000	3.000		09/01/39	179,748
380,000	3.000		09/01/40	334,630
370,000	3.000		09/01/41	320,173
Montezuma Unified School District No. 371 (Refunding)Series 2021 (A/NR)(a)
1,850,000	3.000		09/01/41	1,601,320
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000		09/01/43	820,079
750,000	4.000		09/01/48	731,643
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000		09/01/27	1,559,158
1,180,000	3.000		09/01/28	1,182,571
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000		09/01/36	572,056
350,000	3.000		09/01/38	345,704
575,000	3.000		09/01/41	539,512

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(b)
$ 170,000	3.000%		09/01/30	$ 174,882
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,847,629
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
920,000	5.000		09/01/28	983,217
965,000	5.000		09/01/29	1,031,309
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,097,229
1,000,000	4.000		10/01/31	1,104,099
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	983,896
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000		09/01/25	820,535
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(b)
1,425,000	5.000		09/01/34	1,483,205
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,367,744
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	305,625
715,000	4.000	(a)	09/01/29	761,134
Sedgwick County KS Unified School District No. 268 GO Bond (Refunding) Series B (A+/NR)
885,000	3.000		09/01/28	903,733
Sedgwick County KS Unified School District No. 268 GO Bond (Taxable-Refunding) Series A (A+/NR)
440,000	1.740		09/01/28	379,214
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(b)
700,000	4.000		09/01/30	730,646
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	506,234
1,000,000	4.000		09/01/31	1,042,085
1,065,000	5.000		09/01/32	1,129,916
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
450,000	3.000		09/01/23	451,615
490,000	3.000		09/01/25	497,262
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	634,681
650,000	4.000		09/01/30	687,260
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(c)
2,000,000	0.000		09/01/23	1,969,765
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	949,754
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000		09/01/39	1,617,968

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
$1,000,000	5.000%		09/01/27	$ 1,121,008
1,250,000	5.000	(a)	09/01/32	1,397,115
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,685,230
1,930,000	5.000	(a)	09/01/48	2,051,619
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	514,138
515,000	4.000		07/01/27	546,696
555,000	4.000		07/01/29	600,748
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
590,000	5.000		12/01/25	633,014
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	947,188
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,123,715
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	426,904
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,662,235
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)(b)
1,000,000	5.000		09/01/26	1,037,050
1,000,000	4.250		09/01/39	1,003,067
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000		09/01/37	933,893
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(b)
500,000	5.500		09/01/47	556,835

				126,746,200

Missouri – 1.3%
Butler County MO Unified School District R-V GO Bonds COPS Certificates of Participation (Refunding-School Building) Series 2022 (A-/NR)(a)
435,000	3.000		04/01/33	435,520
City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR)
300,000	3.000		04/01/23	300,143
305,000	3.000		04/01/24	306,224
315,000	3.000		04/01/25	315,607
325,000	3.000		04/01/26	325,493
335,000	3.000		04/01/27	334,900

				2,017,887

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000		07/01/35	966,420

Ohio(a) – 0.7%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000		12/01/42	1,003,895

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – 0.7%
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
$1,000,000	4.000%	09/01/32	$ 1,103,481

Texas(a) – 1.5%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,047,506
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	571,877
500,000	5.250	02/15/39	568,395

			2,187,778

Utah(a) – 0.8%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	679,410
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	494,602

			1,174,012

Wisconsin(a) – 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	547,249
500,000	5.000	12/01/39	544,180

			1,091,429

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $151,146,115)			$148,077,125

Shares	Dividend Rate		Value

Investment Company – 1.9%
2,775,058	State Street Institutional US Government Money Market Fund – Premier Class 4.183%		2,775,058

TOTAL INVESTMENTS – 100.4% (Cost $153,921,173)			$150,852,183

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(536,262)

NET ASSETS – 100.0%			$150,315,921

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements intended to provide the Trust’s Board of Trustees the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. There is no collateral held as of January 31, 2023.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2023:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$172,201,611	$—	$—
Exchange Traded Fund	7,034,345	—	—
Investment Company	3,013,841	—	—
Total	182,249,797	—	—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$292,450,888	$—	$—
Exchange Traded Fund	7,972,500	—	—
Investment Company	3,556,906	—	—
Total	303,980,294	—	—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$215,248,726	$—	$—
Exchange Traded Fund	7,906,521	—	—
Investment Company	3,463,192	—	—
Total	226,618,439	—	—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$976,243	$479,262,910	$—
Mortgage-Backed Obligations	—	140,406,305	—
Asset-Backed Securities	—	177,322,014	—
Municipal Bond Obligations	—	102,548,285	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	104,656,348	5,952,012	—
Investment Company	15,706,330	—	—
Total	121,338,921	905,491,526	—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$452,750	$—
Mortgage-Backed Obligations	—	24,461,197	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	12,636,649	5,248,775	—
Investment Company	606,960	—	—
Total	13,243,609	30,162,722	—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$379,671,771	$—
Investment Company	8,436,903	—	—
Total	8,436,903	379,671,771	—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$286,547,634	$—
Investment Company	8,947,260	—	—
Total	8,947,260	286,547,634	—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$148,077,125	$—
Investment Company	2,775,058	—	—
Total	2,775,058	148,077,125	—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund and the Tax-Free Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, assetbacked and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator announced that most LIBOR settings will no longer be published after December 31, 2021. On March 5, 2021, the administrator of LIBOR announced a delay in the phase out of the majority of the U.S. dollar publications until June 30, 2023, with the remainder of LIBOR publications having ceased on December 31, 2021.The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility. in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or’ other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

General economic conditions and/or the activities of individual companies may cause the value of the securities in `a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and The Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage The Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.